BAIRD/
FUNDS




Semi-Annual Report
------------------------------
June 30, 2002


Baird Intermediate Bond Fund
Baird Core Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund



                                Table of Contents

2002 Bond Market Overview .....................................................2

Baird Intermediate Bond Fund ..................................................3

Baird Core Bond Fund .........................................................11

Baird Aggregate Bond Fund.....................................................16

Baird Intermediate Municipal Bond Fund .......................................23

Statements of Assets and Liabilities .........................................26

Statements of Operations .....................................................27

Statements of Changes in Net Assets ..........................................28

Financial Highlights .........................................................32

Notes to the Financial Statements ............................................39


This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


2002 BOND MARKET OVERVIEW
--------------------------------------------------------------------------------

Interest Rates Down Modestly
Interest rates fell slightly over the first half of the year and the yield curve steepened as the markets questioned the vigor of the economic recovery. The yield on the 2-year T-note fell 21 basis points to 2.81% while the 30-year yield actually rose 5 basis points to 5.51% (see chart below left). A graph of the 10-year T-note (below right) shows just how volatile interest rates were despite the modest overall decline in yields.

[GRAPHS]
Treasury Yields                                 10-year T-note Yield







Difficult Credit Environment

Downgrades of corporate debt intensified in the first half of 2002 by both Moody's and Standard & Poor's (below left). The par value and number of investment grade issues downgraded to below investment grade (fallen angels) also surged. Three of the top ten largest monthly downgrades to below investment grade have occurred in the first six months of 2002 (below right).


INVESTMENT GRADE RATING CHANGES (thru 7/03/2002

                                   Moody's                       S&P
                                  Downgrade        S&P         Downgrade
           Moody's                 Ration                       Ratio

          Up     Down                            Up     Down

1998      68      123               1.81         68     135      1.99

1999      30       48               1.60         28      55      1.96

2000     103      166               1.61         93     178      1.91

2001      82      209               2.55         63     198      3.14

YTD 2002  28      123               4.39         28     102      3.64

Source: Lehman Brothers

FALLEN ANGELS

10 largest monthly downgrades of investment grade corporate issues

                        Par Value
Month                    ($000)                 Number of Issues

May-02                  42,845,570                    56
Nov-01                  17,297,827                    45
Jun-02                  13,539,950                    29
Dec-00                   9,568,178                    27
Mar-02                   8,905,863                    27
May-01                   6,695,000                    18
Apr-98                   5,275,000                    10
Jan-98                   4,861,003                    29
Feb-98                   3,075,000                     8
Mar-98                   1,100,000                     7


Furthermore, nearly 10% of investment grade corporates have fallen to below investment grade since January 2000. The dramatic surge in these "fallen angels" has weighed heavily on BBB-rated bonds. Reports of accounting fraud further eroded confidence in the corporate bond market and corporate bonds, as a whole, lagged other investment grade sectors on a total return basis (see table below). Higher rated credits fared better than lower rated issues with the high yield sector posting negative returns. We believe many solid companies are being unjustly penalized and see some attractive opportunities in the corporate market. Mortgage-backed securities (MBS), insulated from the credit concerns plaguing the corporate market, were the top-performing sector for the first half of the year. With the 10-year T-note yield once again below 5%, however, mortgage refinancing activity is on the rise. Faced with an increase in mortgage prepayments, MBS will likely battle prepayment headwinds until interest rates head higher.

        Total Returns of Selected Lehman Brothers Indices and Subsectors

               Index/Sector                                         Year-to-Date
               ------------                                         ------------
 LB Aggregate Index                                                     3.79%
 LB Gov't/Credit Index                                                  3.26%
 US Treasury Sector                                                     3.61%
 Gov't Agency Sector                                                    4.08%
 Corporate Sector                                                       2.31%
     AAA                                                                4.33%
     AA                                                                 4.35%
     A                                                                  2.88%
     BBB                                                                1.09%
 MBS Sector                                                             4.51%
 ABS Sector                                                             4.45%
 High Yield Sector                                                     -4.84%

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
June 30, 2002
The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

[GRAPHS]
Portfolio Characteristics

Quality Distribution                            Sector Weightings

A                17%                          Asset-Backed              11%
Aa                6%                          Int'l                      2%
Aaa              17%                          Mortgage/CMOs             12%
U.S. Gov't       25%                          U.S. Gov't Agency         16%
U.S. Treasury    17%                          U.S. Treasury             17%
Below Baa         2%                          Municipal                  1%
Baa              16%                          Cash                       2%
                                              Finance/Bank Broker       19%
                                              Utility                    6%
                                              Industrials               14%


Net Assets:              $ 118,722,043
SEC 30-Day Yield:**                       Portfolio Expense Ratio:
  Institutional Class:   5.50%              Institutional Class:        0.30%
  Investor Class:        5.17%              Investor Class:             0.55%*
Average Duration:        3.68 years       Portfolio Turnover Ratio:    48.4%***
Average Maturity:        5.28 years       Total Number of Holdings:    168

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2002.
***  The portfolio turnover is a rolling 12 month calculation.


Annualized Total Returns
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
For the Period Ending June 30, 2002                             One Year                 Since Inception(1)
--------------------------------------------------------------------------------------------------------------
Baird Intermediate Bond Fund - Institutional Class Shares         5.90%                  9.59%
Baird Intermediate Bond Fund - Investor Class Shares              5.64%                  9.38%
Lehman Brothers Intermediate Government/Credit Bond Index(2)      8.17%                  9.28%
--------------------------------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to June 30, 2002.
(2) The Lehman Brothers Intermediate Government/Credit Bond Index is an umanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


Baird Intermediate Bond Fund
--------------------------------------------------------------------------------

Schedule of Investments     June 30, 2002  (unaudited)

  Principal                                                                     Market
   Amount                                                                       Value
------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.4%

                  Asset-Backed Securities - 11.3%
                  AAMES Mortgage Trust,
    $ 262,996          Series 1998-C, Class A6F, 6.13%, 09-15-2028              $ 274,044
                  Advanta Mortgage Loan Trust,

      124,403          Series 1994-1, Class A1, 6.30%, 07-25-2025                 127,690
                  AFC Home Equity Loan Trust,

      324,590          Series 1997-2, Class 1A5, 6.97%, 06-25-2027                342,628
                  Amresco Residential Securities Mortgage Loan,

      816,713          Series 1998-1, Class A6, 6.51%, 08-25-2027                 856,799
                  BankAmerica Manufactured Housing Contract,

      272,796          Series 1997-1, Class A7, 6.58%, 10-10-2019                 278,901
                  Contimortgage Home Equity Loan Trust:

      808,543          Series 1999-1, Class A7, 6.47%, 12-25-2013                 846,585

    1,000,000          Series 1998-2, Class A7, 6.57%, 03-15-2023               1,052,857

    1,000,000          Series 1998-3, Class A17, 6.22%, 10-15-2029              1,044,916

                  Delta Funding Home Equity Loan Trust:
      469,231          Series 1997-2, Class A6, 7.04%, 06-25-2027                 495,562

      594,777          Series 1999-1, Class A6F, 6.34%, 12-15-2028                622,751

      800,000          Series 1999-2, Class A7F, 7.03%, 08-15-2030                851,431
                  EQCC Home Equity Loan Trust,

      720,000          Series 1997-3, Class A9, 6.57%, 02-15-2029                 757,687
                  Equivantage Home Equity Loan Trust,

      153,907          Series 1996-3, Class A3, 7.70%, 09-25-2027                 159,062
                  Green Tree Financial Corporation:

      800,000          Series 1998-6, Class A5, 6.06%, 04-01-2018                 830,074

      500,000          Series 1999-3, Class A5, 6.16%, 02-01-2031                 525,564

                  Green Tree Home Equity Loan Trust,
      424,350          Series 1999-A, Class A5, 6.13%, 02-15-2019                 440,859

                  Green Tree Home Improvement Loan Trust,
      713,656          Series 1998-D, Class HEA6, 6.15%, 08-15-2029               734,744

                  Honda Auto Lease Trust,
      255,142          Series 1999-A, Class B, 6.65%, 07-15-2005                  256,786

                  IMC Home Equity Loan Trust:
      239,457          Series 1997-7, Class A8, 6.65%, 02-20-2029                 250,299

      240,548          Series 1998-1, Class A6, 6.52%, 06-20-2029                 250,990

                  Mortgage Lenders Network Home Equity Loan Trust
    1,016,616          Series 1998-2, Class A1, 6.61%, 07-25-2029               1,066,828

                  Residential Asset Securities Corporation,
      411,836          Series 1998-KS2, Class AI9, 6.42%, 07-25-2029              425,772

                  Salomon Brothers Mortgage Securities VII,
      874,079          Series 1997-LB6, Class A6, 6.82%, 12-25-2027               920,731
                                                                            --------------
                                                                               13,413,560
                                                                            --------------
                  Financial - 18.6%
                  ABN-AMRO Bank Subordinated Notes,
      500,000          8.25%, 08-01-2009                                          540,946

                  Aetna, Inc.
      325,000          7.13%, 08-15-2006                                          350,385

                  First Maryland Bancorp Subordinated Notes,
    1,150,000          7.20%, 07-01-2007                                        1,216,809

                  Amsouth Bancorp Subordinated Debentures,
      300,000          6.75%, 11-01-2025                                          318,110

                  Associated P&C Holdings Senior Notes,

      250,000          6.75%, 07-15-2003 (Acquired 01-21-01, Cost $247,536)*      257,806
                  Auburn Hills Trust Debentures,
      225,000          12.38%, 05-01-2020                                         322,750

                       See notes to financial statements

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)

  Principal                                                                     Market
   Amount                                                                       Value
------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.4% (cont.)
                  Financial - 18.6% (cont.)
                  Bank of Hawaii Subordinated Notes,
  $ 1,041,000          6.88%, 06-01-2003                                      $ 1,072,887

                  Bank of Oklahoma Subordinated Notes,
      350,000          7.13%, 08-15-2007                                          372,091

                  Bank One Corporation Subordinated Notes,
      750,000          10.00%, 08-15-2010                                         949,215

                  Credit Suisse Finance Broker USA, Inc. Notes,
      900,000          6.13%, 11-15-2011                                          884,119

                  Dime Capital Trust
      175,000          9.33%, 05-06-2027                                          193,404

                  Equitable Companies Senior Notes,
      800,000          9.00%, 12-15-2004                                          895,899

                  First National Bank Chicago Pass Thru Certificates,
      500,000          8.08%, 01-05-2018                                          538,900

                  First National Bank Omaha Subordinated Notes,
      100,000          7.32%, 12-01-2010                                           99,619

                  Ford Capital BV Debentures,
      623,000          9.50%, 06-01-2010                                          707,362

                  Ford Motor Credit Company Notes,
      300,000          9.03%, 12-30-2009                                          323,015

                  General Electric Capital Corporation Notes,
      500,000          6.00%, 06-15-2012                                          497,629

                  Goldman Sachs Group, Inc. Notes,
      200,000          6.60%, 01-15-2012                                          203,721

                  Health Care Services Corporation Notes,
      500,000          7.75%, 06-15-2011 (Acquired 06-20-01; Cost $497,765)*      523,587

                  Homeside Lending, Inc. Senior Notes,
      279,000          6.20%, 05-15-2003                                          284,994

                  Household Finance Corporation Senior Unsubordinated Notes,
      700,000          6.40%, 06-17-2008                                          702,236

                  ING Groep NV Notes,
      400,000          8.50%, 02-15-2005                                          443,390

                  J.P. Morgan Chase & Company Subordinated Notes,
      500,000          6.63%, 03-15-2012                                          514,208

                  Keycorp Subordinated Notes,
      300,000          6.75%, 03-15-2006                                          317,238

                  Lehman Brothers Holdings, Inc. Notes,
      900,000          8.50%, 05-01-2007                                        1,021,552

                  Lehman Brothers, Inc. Senior Subordinated Debentures,
      175,000          11.63%, 05-15-2005                                         208,065

                  Morgan Stanley Dean Witter Debentures,
    1,000,000          10.00%, 06-15-2008                                       1,227,954

                  Nationwide Life Global Fund Notes,
      500,000          5.35%, 02-15-2007 (Acquired 02-08-02; Cost $499,520)*      511,146

                  Newcourt Credit Group
      240,000          6.88%, 02-16-2005                                          230,818

                  PNC Funding Corporation
      375,000          7.50%, 11-01-2009                                          407,524

                  Protective Life US Funding Notes,
      700,000          5.88%, 08-15-2006, (Acquired 08-06-01; Cost $699,160)*     724,686

                  Santander Financial Issuances:
      325,000          7.00%, 04-01-2006                                          350,002

      500,000          6.38%, 02-15-2011                                          504,072

                     See notes to the financial statements

BAIRD INTERMDIATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Invesments June 30, 2002 (unaudited)

  Principal                                                                     Market
   Amount                                                                       Value
------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.4% (cont.)
                  Financial - 18.6% (cont.)
                  Sanwa Bank Ltd. NY Subordinated Notes,
    $ 350,000          7.40%, 06-15-2011                                        $ 334,067

                  Security Capital Group,
      700,000          7.75%, 11-15-2003                                          744,265

                  Transamerica Finance Corporation Senior Notes,
      600,000          5.74%, 09-15-2003                                          620,126

                  Union Planters Corporation Subordinated Notes,
      200,000          6.50%, 03-15-2008                                          201,155

      300,000          7.75%, 03-01-2011                                          329,499

                  USF&G Corporation Senior Notes,
      270,000          7.13%, 06-01-2005                                          291,796

                  Wachovia Corporation Subordinated Notes,
    1,200,000          8.00%, 08-15-2009                                        1,305,044

                  Washington Mutual Bank FA Notes,
      500,000          6.88%, 06-15-2011                                          525,410
                                                                            --------------
                                                                               22,067,501
                                                                            --------------
                  Industrial - 14.3%
                  Alltel Corporation Senior Notes,
      450,000          7.00%, 07-01-2012                                          449,001

                  America West Airlines Pass Thru Certificates,
      408,527          8.54%, 01-02-2006                                          367,940

                  American Airline Pass Thru Certificates,
      684,948          7.69%, 05-23-2008                                          662,173

                  AOL Time Warner, Inc. Notes,
      300,000          6.88%, 05-01-2012                                          276,675

                  British Telecom PLC Notes,
      200,000          7.63%, 12-15-2005                                          214,022

                  Continental Airlines, Inc. Pass Thru Certificates:
      600,000          7.43%, 09-15-2004                                          554,370

      179,987          7.42%, 04-01-2007                                          171,558

                  Continental Cablevision Debentures,
      300,000          9.50%, 08-01-2013                                          316,234

                  Cooper Industries Ltd. Notes,
      700,000          5.25%, 07-01-2007 (Acquired 06-17-02; Cost $699,230)*      699,912

                  Corp. Andina De Fomento Notes:
      170,000          8.88%, 06-01-2005                                          186,663

      275,000          7.38%, 01-18-2011                                          291,500

                  CSX Corporation Notes,
      500,000          5.85%, 12-01-2003                                          518,618

                  DaimlerChrysler NA Holdings,
      300,000          7.75%, 01-18-2011                                          322,239

                  Delta Air Lines Pass Thru Certificates,
      350,000          7.78%, 11-18-2005                                          360,079

                  Deutsche Telekom International Finance Bonds,
      350,000          8.00%, 06-15-2010                                          348,481


                     See notes to the financial Statements


BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)

  Principal                                                                     Market
   Amount                                                                       Value
------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.4% (cont.)
                  Industrial - 14.3% (cont.)
                  Dollar General Corporation,
    $ 300,000          8.63%, 06-15-2010                                        $ 305,117

                  ESAT Telecommunications Senior Notes,
      300,000          11.88%, 12-01-2008                                         340,868

                  Ford Motor Company Debentures,
      300,000          9.22%, 09-15-2021                                          328,206

                  General Motors Nova Financing,
      500,000          6.85%, 10-15-2008                                          518,926

                  Georgia-Pacific Debentures,
      300,000          9.88%, 11-01-2021                                          294,141

                  Harrahs Operating Company, Inc.,
      200,000          7.13%. 06-01-2007                                          210,300

                  International Lease Finance Corporation Notes,
      300,000          5.70%, 07-03-2006                                          305,547

                  ITT Corporation Debentures,
      214,000          9.75%, 02-15-2021                                          228,531

                  Jones Intercable, Inc. Senior Notes,
    1,202,000          8.88%, 04-01-2007                                        1,295,525

                  Marathon Oil Corporation,
      500,000          5.38%, 06-01-2007                                          502,432

      350,000          6.00%, 07-01-2012                                          346,104

                  Masco Corporation Notes,
      475,000          5.88%, 07-15-2012                                          469,314

                  Metronet Communications Corporation Senior Discount Notes,
      200,000          10.75%, 11-01-2007                                          20,000

      150,000          9.95%, 06-15-2008                                           15,000

                  Norfolk Southern Corporation Senior Notes,
      475,000          8.38%, 05-15-2005                                          526,664

                  Northwest Airlines, Inc. Pass Thru Certificates,
      500,577          7.25%, 07-02-2014                                          438,645

                  Park Place Entertainment Senior Notes,
      375,000          7.50%, 09-01-2009                                          369,681

                  PEMEX Project Fielding Master Trust,
      400,000          9.13%, 10-13-2010                                          420,000

                  Qwest Capital Funding:
      350,000          7.00%, 08-03-2009                                          194,250
      100,000          7.25%, 02-15-2011                                           56,000

                  Sabre Holdings Notes,
      350,000          7.35%, 08-01-2011                                          355,285

                  Southwest Airlines Company Pass Thru Certificates,
      278,271          7.67%, 01-02-2014                                          279,418

                  Sprint Capital Corporation,
      500,000          6.00%, 01-15-2007                                          389,565

                  TCI Communications, Inc. Debentures,
      150,000          9.25%, 01-15-2023                                          146,202

                  Tyco International Group SA,
      300,000          6.38%, 02-15-2006                                          242,895

                  United Air Lines Debentures,
      300,000          10.02%, 03-22-2014                                         247,734

                  United Air Lines Pass Thru Certificates:
      245,275          7.76%, 10-01-2005                                          202,048
      400,000          6.20%, 09-01-2008                                          373,894

                  Vectren Utility Holdings,
      600,000          6.63%, 12-01-2011                                          621,392

                    See notes the the financial statements



BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments  June 30, 2002 (unaudited)

  Principal                                                                     Market
   Amount                                                                       Value
------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.4% (cont.)
                  Industrial - 14.3% (cont.)
                  Verizon Global Funding Corporation Notes,
    $ 400,000          6.88%, 06-15-2012                                        $ 392,658

                  Weyerhaeuser Company Notes,
      300,000          5.95%, 11-01-2008                                          303,165

                  Willamette Industries Notes,
      500,000          6.60%, 06-05-2012                                          479,668

                  Worldcom, Inc. Notes,
      300,000          7.38%, 01-15-2003, (Acquired 01-05-01; Cost $300,286)*      58,500
                                                                            --------------
                                                                               17,017,140
                                                                            --------------
                  Utilities - 5.8%
                  Baltimore Gas & Electric Senior Notes,
      300,000          5.25%, 12-15-2006                                          300,896

                  Conectiv, Inc. Notes,
      573,000          6.73%, 06-01-2006                                          591,875

                  Dominion Fiber Ventures Secured,
      250,000          7.05%, 3-15-2005, (Acquired 03-07-01; Cost $250,000)*      243,048

                  Edison Mission Senior Notes,
      300,000          9.88%, 04-15-2011                                          297,000

                  Exelon Corporation Senior Notes,
      300,000          6.75%, 05-01-2011                                          313,229

                  Gemstone Investors, Ltd.,
      450,000          7.71%, 10-31-2004, (Acquired 10-25-01; Cost $450,000)*     438,591

                  Gulf States Utilities 1st Mortgage,
      400,000          6.77%, 08-01-2005                                          416,201
                  Korea Electric Power Debentures,
      300,000          6.75%, 08-01-2027                                          316,320
                  New Orleans Public Service General Refinance Mortgage,
      700,000          7.00%, 03-01-2003                                          711,151
                  Niagara Mohawk Power Senior Discount Notes,
      211,707          7.38%, 07-01-2003                                          220,936

      500,000          8.50%, 07-01-2010                                          508,129
                  Nisource Finance Corporation,
      100,000          7.63%, 11-15-2005                                          100,596

                  NRG Energy, Inc. Bonds,
      300,000          8.00%, 11-01-2003                                          249,000

                  NRG Energy, Inc. Senior Notes,
      400,000          7.50%, 06-15-2007                                          324,000

                  Oneok, Inc. Senior Notes,
      300,000          7.13%, 04-15-2011                                          310,936

                  Osprey Trust Secured:
      500,000          8.31%, 01-15-2003, (Acquired 2-22-01; Cost $503,569)*      101,250
      100,000          7.80%, 01-15-2003, (Acquired 2-26-01; Cost $100,544)*       20,250

                  PPL Energy Supply, LLC Senior Notes,
      300,000          6.40%, 11-01-2011                                          279,527

                  PSEG Power Senior Notes:
      275,000          7.75%, 04-15-2011                                          290,626

                  PSEG Energy Holdings Senior Notes:
      175,000          8.50%, 06-15-2011                                          163,348

                  Utilicorp United, Inc. Senior Notes,
              125,000  7.00%, 07-15-2004                                          117,416

                  Williams Companies, Inc. Notes,
              600,000  8.13%, 03-15-2012 (Acquired 03-14-02; Cost $594,612)       503,239

                  Yosemite Security Trust I Bonds,
      325,000          8.25%, 11-15-2004 (Acquired 04-26-01; Cost $335,709)*       61,344
                                                                            --------------
                                                                                6,878,908
                                                                            --------------

                  Mortgage-Backed Securities - 12.6% Federal Home Loan Mortgage
                  Corporation (FHLMC):
    1,231,932          Series 2379, Class MD, 4.50%, 12-15-2008                 1,234,887
      815,631          Series 2435, Class ND, 6.00%, 12-15-2012                   824,262
    2,986,461          Series 2418, Class MC, 6.00%, 09-15-2019                 3,089,432

                      See notes the financial statements


BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)


  Principal                                                                     Market
   Amount                                                                       Value
------------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.4% (cont.)
                  Mortgage-Backed Securities - 12.6% (cont.)
                  Federal Home Loan Mortgage Corporation (FHLMC) (cont.):
    $ 158,579          Series 1094, Class K, 7.00%, 06-15-2021                  $ 166,252
      104,827          Series 1101, Class M, 6.95%, 07-15-2021                    108,983
      829,012          Series 1136, Class H, 6.00%, 09-15-2021                    851,250
      187,432          Series 1280, Class B, 6.00%, 04-15-2022                    190,110
      466,160          Series 1395, Class G, 6.00%, 10-15-2022                    477,267

                  Federal National Mortgage Association (FNMA):
      438,100          Series 1991-137, Class H, 7.00%, 10-25-2021                465,602
      285,550          Series 1998-66, Class C, 6.00%, 12-25-2028                 291,288
    1,000,000          Series 2001-42, Class AH, 5.50%, 05-25-2017                991,192
      755,563          Series 1993-32, Class H, 6.00%, 03-25-2023                 769,360

                  GE Capital Mortgage Services, Inc.:
      500,000          Series 1993-18, Class A12, 6.00%, 02-25-2009               492,165
      785,883          Series 1996-12, Class A4, 7.25%, 07-25-2011                811,330

                  Residential Accredit Loans, Inc.:
      600,000          Series 1998-QS2, Class A7, 7.00%, 02-25-2028               623,064
    1,000,000          Series 1998-QS4, Class AI5, 7.00%, 03-25-2028            1,036,457

                  Residential Asset Securitization Trust,
       87,013          Series 1997-A7, Class A7, 7.25%, 09-25-2027                 89,018

                  Residential Funding Mortgage Section I:
      772,229          Series 1997-S11, Class A7, 7.00%, 08-25-2012               797,542
      403,101          Series 1994-S5, Class A4, 6.50%, 02-25-2024                412,388
      809,924          Series 1996-S14, Class M1, 7.50%, 05-25-2026               852,696

                  Washington Mutual,
      357,791          Series 1999-WM2, Class 2A, 7.00%, 11-19-2014               371,749
                                                                            --------------
                                                                               14,946,294
                                                                            --------------

                  International (U.S. $ Denominated) - 1.7%
                  Landeskreditbank Baden-Wuerttemberg,
      700,000          6.35%, 04-01-2012                                          727,968

                  National Bank Hungary,
      350,000          8.88%, 11-01-2013                                          420,000

                  Westdeutsche Landesbank,
      800,000          6.75%, 06-15-2005                                          858,642
                                                                            --------------
                                                                                2,006,610
                                                                            --------------

                  Municipal Bond - 0.4%
                  Tobacco Settlement Financing Corporation,
      500,000          5.92%, 06-01-2012                                          497,500
                                                                            --------------
                                                                                  497,500
                                                                            --------------

                  U.S. Government Agency - 16.3%
                  Federal Gold Loan Mortgage Corporation (FGLMC),
      526,608          6.00%, 07-01-2028                                          530,043

                  Federal Home Loan Mortgage Corporation (FHLMC):
   16,400,000          6.63%, 09-15-2009                                       17,988,504

                  Soyland Power Cooperative U.S. Government Guarantee,
      812,734          8.35%, 09-15-2009                                          907,913
                                                                            --------------
                                                                               19,426,460
                                                                            --------------

                  U.S. Treasury Obligations - 16.4%
                  U.S. Treasury Bonds:
   14,425,000          10.75%, 08-15-2005                                      17,495,881
      350,000          9.88%, 11-15-2015                                          502,063
    1,025,000          9.25%, 02-15-2016                                        1,408,607
                                                                            --------------
                                                                               19,406,551
                                                                            --------------
                  Total Long-Term Investments (Cost $115,838,345)             115,660,524
                                                                            --------------

                     See noted to the financial statments

BAIRD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)


                  SHORT-TERM INVESTMENTS - 2.2%
                                                                                Market
   Shares                                                                       Value
------------------------------------------------------------------------------------------
                  Investment Company - 2.2%
    2,620,072     Short-Term Investments Co. Liquid Assets Portfolio          $ 2,620,072
                                                                            --------------

  Principal                                                                     Market
    Amount                                                                      Value
------------------------------------------------------------------------------------------
                  Variable Rate Demand Notes# - 0.0%
        $ 571     American Family Financial Services, Inc., 1.46%                   $ 571
       27,385     Wisconsin Corporation Central Credit Union, 1.51%                27,385
        7,269     Wisconsin Electric Power Company, 1.46%                           7,269
                                                                            --------------
                                                                                   35,225
                                                                            --------------

                  Total Short-Term Investments (Cost $2,655,297)                2,655,297
                                                                            --------------

                  Total Investments (Cost $118,493,642)  99.6%                118,315,821
                                                                            --------------

                  Other Assets, Less Liabilities  0.4%                            406,222
                                                                            --------------

                  TOTAL NET ASSETS  100.0%                                  $ 118,722,043
                                                                            ==============

               *    Unregistered Security

               #    Variable  rate  demand  notes  are   considered   short-term
                    obligations and are payable on demand. Interest rates change periodically on specified  dates. The rates listed are as of
                    June 30, 2002.



                     See notes to the financial statements.




BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
June 30, 2002

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

[GRAPHS]
Portfolio Characteristics

Quality Distribution                            Sector Weightings

A                18%                          Asset-Backed               1%
Aa                7%                          Mortgage/CMOs              2%
Aaa               9%                          U.S. Gov't Agency          4%
U.S. Gov't        6%                          U.S. Treasury             26%
U.S. Treasury    26%                          Municipal                  1%
Below Baa         3%                          Cash                       7%
Baa              31%                          Finance/Bank Broker       18%
                                              Utility                   11%
                                              Industrials               30%


Net Assets:            $ 49,886,345
SEC 30-Day Yield:**                        Portfolio Expense Ratio:
  Institutional Class:    6.72%              Institutional Class:        0.30%
  Investor Class:         6.40%              Investor Class:             0.55%*
Average Duration:         5.34 years       Portfolio Turnover Ratio:    38.3%***
Average Maturity:         9.22 years       Total Number of Holdings:   95

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are calculated on 30 days ended June 30, 2002.
***  The portfolio turnover is a rolling 12 month calculation.

Annualized Total Returns
--------------------------------------------------------------------------------
For the Period Ending June 30, 2002               One Year    Since Inception(1)
--------------------------------------------------------------------------------
Baird Core Bond Fund - Institutional Class Shares   4.92%        8.30%
Baird Core Bond Fund - Investor Class Shares        4.67%        8.00%
Lehman Brothers Government/Credit Bond Index(2)     8.25%        9.38%
--------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to June 30, 2002.
(2) The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments     June 30, 2002  (unaudited)


 Principal                                                                Market
   Amount                                                                  Value
------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 88.7%

                 Asset Backed Securities - 1.2%
                 Green Tree Financial Corporation,
   $ 167,084          Series 1997-1, Class A5, 6.86%, 03-15-2028          $ 172,916

                 Green Tree Home Improvement Loan Trust,
     396,476          Series 1998-D, Class HEA6, 6.15%, 08-15-2029          408,191
                                                                       -------------
                                                                            581,107
                                                                       -------------
                 Financial - 16.7%
                 First Maryland Bancorp Subordinated Notes,
     500,000          7.20%, 07-01-2007                                     529,048

                 Amsouth Bancorp Subordinated Debentures,
     200,000          6.75%, 11-01-2025                                     212,073

                 Bank of Oklahoma Subordinated Notes,
     879,000           7.13%, 8-15-2007                                     934,481

                 BSCH Issuances, Ltd.,
     500,000          7.63%, 09-14-2010                                     548,211

                 Credit Suisse Finance Broker USA, Inc. Notes,
     350,000          6.13%, 11-15-2011                                     343,824

                 First National Bank Omaha Subordinated Notes,
     350,000          7.32%, 12-01-2010                                     348,668

                 First Union Capital,
     250,000          7.94%, 01-15-2027                                     262,976

                 Ford Motor Company Debentures,
     100,000          8.88%, 11-15-2022                                     103,609

                 Health Care Services Corporation Notes,
            750,000   7.75%, 06-15-2011 (Aquired 06-20785,380st $746,648)*

                 Lehman Brothers, Inc. Senior Subordinated Debentures,
     600,000          11.63%, 05-15-2005                                    713,366

                 Morgan Stanley Dean Witter Notes,
     500,000          8.00%, 06-15-2010                                     554,341

                 Nationsbank Corporation Subordinated Notes,
     500,000          7.75%, 08-15-2015                                     562,145

                 NCNB Corporation Subordinated Notes,
     300,000          10.20%, 07-15-2015                                    394,204

                 PNC Funding Corporation,
     200,000          7.50%, 11-01-2009                                     217,346

                 Sanwa Bank Ltd NY Subordinated Notes,
     400,000          7.40%, 06-15-2011                                     381,791

                 Union Planters Corporation Subordinated Notes,
     400,000          7.75%, 03-01-2011                                     439,332

                 Washington Mutual Cap I,
     588,000          8.38%, 06-01-2027                                     620,146

                 Washington Mutual Financial Senior Notes:

     250,000          8.25%, 06-15-2005                                     272,523

                 Wharf International Finance LTD,
     100,000          7.63%, 03-13-2007                                     108,461
                                                                       -------------
                                                                          8,331,925
                                                                       -------------

                 Industrial - 28.2%
                 America West Airlines Pass Thru Certificates,
     538,954          8.54%, 01-02-2006                                     485,409

                 AOL Time Warner, Inc. Bonds,
     300,000          7.63%, 04-15-2031                                     262,682

                 AT&T Corporation:
     500,000          7.88%, 08-01-2013                                     453,553

                 Atlas Air, Inc. Pass Thru Certificates,
     659,837           8.71%, 01-02-2019                                    662,555

                           See notes to the financial

BAIR CORE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002


 Principal                                                                Market
   Amount                                                                  Value
------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 88.7% (cont.)
                 Industrial - 28.2% (cont.)
                 British Telecom PLC,
   $ 200,000          8.88%, 12-15-2030                                   $ 217,834

                 Burlington Northern Santa Fe Pass Thru Certificates,
      91,152          7.42%, 03-23-2010                                      98,175

                 Computer Sciences Corporation Notes,
     300,000          7.38%, 06-15-2011                                     328,015

                 Continental Airlines, Inc. Pass Thru Certificates:
     300,000          7.43%, 09-15-2004                                     277,185

     200,000          7.25%, 11-01-2005                                     182,504

     138,452          7.42%, 04-01-2007                                     131,967

     185,578          6.80%, 07-02-2007                                     178,841

                 Continental Cablevision Debentures,
     400,000          9.50%, 08-01-2013                                     421,646

                 Cooper Industries, Ltd. Notes,
     300,000          5.25%, 07-01-2007 (Acquired 6-17-02; Cost $299,670)*  299,962

                 Corp. Andina De Fomento Notes,
     450,000          7.38%, 01-18-2011                                     477,000

                 DaimlerChrysler NA Holding:
     200,000          8.00%, 06-15-2010                                     217,371

     200,000          8.50%, 01-18-2031                                     221,106

                 Delta Air Lines Pass Thru Certificates,
     500,000          7.78%, 11-18-2005                                     514,398

                 Deutsche Telekom International Finance,
     100,000          8.25%, 06-15-2030                                      92,961

                 Duty Free International Inc. Notes,
     825,000          7.00%, 01-15-2004                                     412,500

                 Dynegy Holdings, Inc. Senior Notes,
     300,000          7.45%, 07-15-2006                                     222,000

                 ESAT Telecommunications Senior Notes,
     205,000          11.88%, 12-01-2008                                    232,927

                 Ford Motor Company:
     400,000          9.22%, 09-15-2021                                     437,608

                 General Motors Debentures,
     500,000          7.70%, 04-15-2016                                     528,277

                 Georgia-Pacific Debentures:
     200,000          9.88%, 11-01-2021                                     196,094
     100,000          9.50%, 05-15-2022                                      96,343

                 Harrahs Operating Company, Inc.,
            250,000   7.13%, 06-01-07                                       262,875

                 Jones Intercable, Inc. Senior Notes,
     700,000          8.88%, 04-01-2007                                     754,466

                 Metronet Communication Corporation Senior Discount Notes,
     200,000          9.95%, 06-15-2008                                      20,000

                 Northop Grumman Corporation Debentures,
     300,000          9.38%, 10-15-2024                                     331,415

                 Northwest Airlines, Inc. Pass Thru Certificates,
     536,332          7.25%, 07-02-2014                                     469,977

                 Tenneco Packaging Debentures,
     250,000          7.95%, 12-15-2025                                     261,181

                 Park Place Entertainment Senior Notes,
     350,000          7.50%, 09-01-2009                                     345,036

                 PEMEX Project Fielding Master Trust Company Guarantee,
     400,000          9.13%, 10-13-2010                                     420,000

                 Qwest Capital Funding:
     350,000          7.00%, 08-03-2009                                     194,250
     250,000          7.25%, 02-15-2011                                     140,000
                 Sabre Holdings Notes,
     350,000          7.35%, 08-01-2011                                     355,285

                      See notes to the financial statments


BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments June 30, 2002 (unaudited)

 Principal                                                                Market
   Amount                                                                  Value
------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS - 88.7% (cont.)
                 Industrial - 28.2% (cont.)
                 Sprint Capital Corporation,
   $ 400,000          6.00%, 01-15-2007                                   $ 311,652

                 Sunoco, Inc. Debentures,
     325,000          9.38%, 06-01-2016                                     364,627

                 Southwest Airlines Pass Through Certificates,
     318,024          7.67%, 01-02-2014                                     319,334

                 TCI Communications, Inc. Debentures,
     200,000          9.25%, 01-15-2023                                     194,936

                 Tyco International Group SA Notes,
     350,000          6.38%, 10-15-2011                                     267,928

                 United Air Lines Pass Thru Certificates:
     343,385          7.76%, 10-01-2005                                     282,867

     400,000          6.20%, 09-01-2008                                     373,894

                 Verizon Global Funding Corporation Notes,
     250,000          6.88%, 06-15-2012                                     245,411

                 Weyerhaeuser Company Senior Notes,
     400,000          5.95%, 11-01-2008                                     404,220

                 Worldcom, Inc. Senior Notes,
     500,000          7.75%, 04-01-2007, (Acquired 03-28-01; Cost $506,570)* 75,000
                                                                       -------------
                                                                         14,043,267
                                                                       -------------
                 Utilities - 10.3%
                 American Electric Power Notes,
     400,000          6.13%, 05-15-2006                                     407,456

                 Dominion Fiber Ventures Secured,
     400,000          7.05%, 03-15-2005 (Acquired 03-07-01; Cost $400,000)* 388,878

                 Edison Mission Senior Notes,
     300,000          9.88%, 04-15-2011                                     297,000

                 Enron CLN Trust II Secured,
     524,000          7.38%, 05-15-2006 (Aquired 5-17-01; Cost $523,502)*@  108,730

                 Exelon Corporation Senior Notes,
     400,000          6.75%, 05-01-2011                                     417,639

                 Exelon Generation Company, LLC Senior Notes,
     400,000          6.95%, 06-15-2011                                     414,107

                 Gemstone Investors, Ltd.,
     350,000          7.71%, 10-31-2004, (Acquired 10-25-01; Cost $350,000)*341,126

                 Nisource Finance Corporation,
     300,000          7.63%, 11-15-2005                                     301,788

                 Oneok, Inc. Senior Notes,
     400,000          7.13%, 04-15-2011                                     414,582

                 PPL Energy Supply, LLC Senior Notes,
     400,000          6.40%, 11-01-2011                                     372,702

                 PSEG Energy Holdings
     200,000          8.50%, 06-15-2011                                     186,684

                 PSEG Power Senior Notes:
     350,000          7.75%, 04-15-2011                                     369,888

                 PSI Energy, Inc. Debentures,
     570,000          7.85%, 10-15-2007                                     595,242

                 Utilicorp United, Inc. Senior Notes,
     100,000          7.00%, 07-15-2004                                      93,933

                 Williams Companies, Inc. Notes,
     500,000          8.13%, 03-15-2012 (Acquired 03-14-02; Cost $495,510)  419,366
                                                                       -------------
                                                                          5,129,121
                                                                       -------------
                 Mortgage-Backed Securities - 2.1%
                 Residential Asset Securitization Trust:
      65,260          Series 1997-A7, Class A7, 7.25%, 09-25-2027            66,764

                 Federal Home Loan Mortgage Corporation (FHLMC):
     166,058          Series 1053, Class G, 7.00%, 03-15-2021               172,103
     246,883          Series 1122, Class G, 7.00%, 08-15-2021               256,268


                     See notes to the financial statements


BAIRD CORE BOND FUND
--------------------------------------------------------------------------------
Schedule of Investments June 30, 2002 (unaudited)


 Principal                                                                Market
   Amount                                                                  Value
------------------------------------------------------------------------------------
                 LONG-TERM INVESTMENTS  88.7% (cont.)
                 Mortgage-Backed Securities - 2.1% (cont.)
                 Federal National Mortgage Association (FNMA):
    $ 94,816          Series 1989-94, Class G, 7.50%, 12-25-2019          $ 101,790

     127,114          Series 1990-15, Class J, 7.00%, 02-25-2020            132,217

     208,072          Series 1990-76, Class G, 7.00%, 7-25-2020             221,335

     101,170          Series 1991-21, Class J, 7.00%, 03-25-2021            107,131
                                                                       -------------
                                                                          1,057,608
                                                                       -------------
                 Municipal Bond - 0.6%
                 Tobacco Settlement Financing Corporation,
     315,000          Series 2001-A, Class A, 6.36%, 05-15-2025             317,457
                                                                       -------------
                                                                            317,457
                                                                       -------------
                 U.S. Government Agency Issue - 3.6%
                 Federal Home Loan Mortgage Corporation (FHLMC),
   1,655,000          6.63%, 09-15-2009                                   1,815,303
                                                                       -------------
                                                                          1,815,303
                                                                       -------------
                 U.S. Treasury Obligations - 26.0%
                 U.S. Treasury Bonds:
   3,725,000          9.88%, 11-15-2015                                   5,343,390
   5,550,000          9.25%, 02-15-2016                                   7,627,093
                                                                       -------------
                                                                         12,970,483
                                                                       -------------

                 Total Long-Term Securities (Cost $45,369,007)           44,246,271
                                                                       -------------

                 SHORT-TERM INVESTMENTS - 6.5%
                                                                          Market
   Shares                                                                  Value
------------------------------------------------------------------------------------
                 Investment Company - 4.9%
   2,433,695     Short-Term Investments Co. Liquid Assets Portfolio     $ 2,433,695
                                                                       -------------

  Principal                                                               Market
   Amount        Variable Rate Demand Notes#  - 1.6%                       Value
------------------------------------------------------------------------------------
   $ 305,460     American Family Financial Services, Inc., 1.46%          $ 305,460
     102,573     Wisconsin Corporation Central Credit Union, 1.51%          102,573
     381,836     Wisconsin Electric Power Company, 1.46%                    381,836
                                                                       -------------
                                                                            789,869
                                                                       -------------

                 Total Short-Term Investments (Cost $3,223,564)           3,223,564
                                                                       -------------

                 Total Investments (Cost $48,590,571)  95.2%             47,469,835
                                                                       -------------

                 Other Assets, Less Liabilities  4.8%                     2,416,510
                                                                       -------------

                 TOTAL NET ASSETS  100.0%                              $ 49,886,345
                                                                       =============

               *    Unregistered Security

               #    Variable  rate  demand  notes  are   considered   short-term
                    obligations and are payable on demand. Interest rates change periodically on specified  dates. The rates listed are as of
                    June 30, 2002.
               @    Security currently in default.

                     See notes to the financial statements


BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------
June 30, 2002
The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.


[GRAPHS]
Portfolio Characteristics

Quality Distribution                            Sector Weightings

A                14%                          Asset-Backed               12%
Aa                3%                          Mortgage/CMOs              27%
Aaa              19%                          U.S. Gov't Agency           4%
U.S. Gov't       25%                          U.S. Treasury              18%
U.S. Treasury    18%                          Municipal                   1%
Below Baa         2%                          Int'l                       1%
Baa              19%                          Cash                        1%
                                              Finance/Bank Broker        13%
                                              Utility                     9%
                                              Industrials                14%



Net Assets:               $ 86,319,565
SEC 30-Day Yield:**                         Portfolio Expense Ratio:
  Institutional Class:     6.07%              Institutional Class:        0.30%
  Investor Class:          5.76%              Investor Class:             0.55%*
Average Duration:          4.29 years       Portfolio Turnover Ratio:   70.7%***
Average Maturity:          7.22 years       Total Number of Holdings:   170

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2002.
***  The portfolio turnover is a rolling 12 month calculation.


Annualized Total Returns
------------------------------------------------------------------------------------
For the Period Ending June 30, 2002                      One Year  Since Inception(1)
------------------------------------------------------------------------------------
Baird Aggregate Bond Fund - Institutional Class Shares     7.28%      9.94%
Baird Aggregate Bond Fund - Investor Class Shares          6.95%      9.64%
Lehman Brothers Aggregate Bond Index(2)                    8.63%      9.57%
------------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to June 30, 2002.
(2) The Lehman Brothers Aggregate Bond Index is a market-capitalization weighted index of investment grade, fixed- rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments     June 30, 2002  (unaudited)

  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.7%
                  Asset-Backed Securities - 12.4%
                  Advanta Mortgage Loan Trust:
    $ 139,038          Series 1994-1, Class A1, 6.30%, 07-25-2025             $ 142,713

      295,670          Series 1999-2, Class A6, 6.82%, 05-25-2029               314,239

                  Contimortgage Home Equity Loan Trust:
      951,227          Series 1999-1, Class A7, 6.47%, 12-25-2013               995,982
      158,477          Series 1998-2, Class A5, 6.28%, 09-15-2016               159,645
      101,873          Series 1997-2, Class A9, 7.09%, 04-15-2028               105,282
      110,340          Series 1997-3, Class A9, 7.12%, 08-15-2028               114,343

                  Delta Funding Home Equity Loan Trust,
      817,131          Series 1997-3, Class A6F, 6.86%, 10-25-2028              860,128

                  EQCC Home Equity Loan Trust,
      131,795          Series 1996-4, Class A9, 6.89%, 01-15-2028               137,214

                  Equivantage Home Equity Loan Trust:
       96,192          Series 1996-3, Class A3, 7.70%, 09-25-2027                99,414
      634,851          Series 1997-3, Class A3, 7.05%, 10-25-2028               663,347

                  GE Capital Mortgage Services, Inc.:
      129,996          Series 1997-HE3, Class A6, 6.72%, 10-25-2027             136,110
      946,893          Series 1999-HE1, Class A7, 6.27%, 04-25-2029             987,412

                  Green Tree Financial Corporation:
      123,767          Series 1995-4, Class A5, 6.95%, 06-15-2025               128,087
       20,886          Series 1997-1, Class A5, 6.86%, 03-15-2028                21,615
      571,723          Series 1997-6, Class A8, 7.07%, 01-15-2029               603,511

                  IMC Home Equity Loan Trust,
      111,100          Series 1997-5, Class A10, 6.88%, 11-20-2028              117,194

                  Indymac Home Equity Loan Asset Backed Trust,
      686,611          Series 1998-A, Class AF6, 6.18%, 10-25-2029              711,086

                  The Money Store Home Equity Trust,
      479,856          Series 1997-D, Class AF7, 6.49%, 12-15-2038              501,846

                  Residential Asset Securities Corporation:
       90,604          Series 1998-KS2, Class AI9, 6.42%, 07-25-2029             93,670
      103,908          Series 1999-KS1, Class AI8, 6.32%, 04-25-2030            108,817
    1,030,000          Series 1999-KS2, Class AI9, 7.15%, 07-25-2030          1,095,419

                  Residential Funding Mortgage Securities II,
      276,660          Series 1997-HS5, Class M1, 7.01%, 05-25-2027             276,215

                  Salomon Brothers Mortgage Securities VII,
    1,238,279          Series 1997-LB6, Class A6, 6.82%, 12-25-2027           1,304,369

                  Saxon Asset Securities Trust,
      992,450          Series 1999-2, class AF6, 6.42%, 03-25-2014            1,038,992
                                                                          --------------
                                                                             10,716,650
                                                                          --------------
                  Financial - 13.3%
                  Aetna, Inc.,
      500,000          7.13%, 08-15-2006                                        539,054

                  Amsouth Bancorporation Subordinated Debentures,
      200,000          6.75%, 11-01-2025                                        212,073

                  AON Corporation Notes,
      500,000          8.65%, 05-15-2005                                        559,100

                  Associated P&C Holdings Senior Notes,
      350,000          6.75%, 07-15-2003 (Acquired 03-15-02; Cost $356,933)*    360,928

                  Bank of Oklahoma Subordinated Notes,
      400,000          7.13%, 08-15-2007                                        425,247

                  Bear Stearns Company, Inc.,
      100,000          7.80%, 08-15-2007                                        110,508

                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)


  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.7%
                  Financial - 13.3% (cont.)
                  BSCH Issuances, Ltd.,
    $ 350,000          7.63%, 09-14-2010                                      $ 383,748

                  CIT Group, Inc. Senior Notes,
      300,000          7.75%, 04-02-2012                                        295,328

                  Credit Suisse Finance Broker USA, Inc. Notes,
      650,000          6.13%, 11-15-2011                                        638,530

                  Dime Capital Trust,
      200,000          9.33%, 05-06-2027                                        221,033

                  First Maryland Bancorp Subordinated Notes,
      175,000          7.20%, 07-01-2007                                        185,167

                  First National Bank Omaha Subordinated Notes,
      175,000          7.32%, 12-01-2010                                        174,334

                  Ford Capital BV Debentures,
    1,150,000          9.50%, 06-01-2010                                      1,305,725

                  General Electric Capital Corporation Notes,
      400,000          6.00%, 06-15-2012                                        398,103

                  Goldman Sachs Group, Inc. Notes,
      250,000          6.60%, 01-15-2012                                        254,652

                  Health Care Services Corporation Notes,
      500,000          7.75%,06-15-2011 (Acquired 6-20-01; Cost $497,765)*      523,587

                  Homeside Lending, Inc. Senior Notes,
      715,000          6.20%, 05-15-2003                                        730,361

                  Household Finance Corporation Notes,
      400,000          5.75%, 01-30-2007                                        395,656
      150,000          6.88%, 03-01-2007                                        154,301
      139,000          7.88%, 03-01-2007                                        148,253

                  Lehman Brothers, Inc. Holdings Notes,
      600,000          8.50%, 05-01-2007                                        681,035

                  Lehman Brothers, Inc. Senior Subordinated Debentures,
      150,000          11.63%, 05-15-2005                                       178,342

                  Lincoln National Corporation Debentures,
      500,000          9.13%, 10-01-2024                                        550,587

                  Morgan Stanley Dean Witter Unsubordinated Notes,
      300,000          6.75%, 04-15-2011                                        308,607

                  NCNB Corporation Subordinated Notes,
      150,000          10.20%, 07-15-2015                                       197,102

                  Sanwa Bank Ltd. NY Subordinated Notes,
      275,000          7.40%, 06-15-2011                                        262,481

                  First Bank Minnesota NA Subordinated Notes,
      100,000          7.30%, 08-15-2005                                        109,697

                  Union Planters Corporation Subordinated Notes,
      350,000          7.75%, 03-01-2011                                        384,416

                  USF&G Corporation Senior Notes,
      300,000          7.13%, 06-01-2005                                        324,218

                  Washington Mutual Capital I,
      150,000          8.38%, 06-01-2027                                        158,200

                  Washington Mutual Financial Senior Notes,
      300,000          8.25%, 06-15-2005                                        327,028
                                                                          --------------
                                                                             11,497,401
                                                                          --------------
                  Industrial - 14.7%
                  Alltel Corporation Senior Notes,
      175,000          7.88%, 07-01-2032                                        171,137
                  AOL Time Warner, Inc. Bonds,
      275,000          7.63%, 04-15-2031                                        240,792


                     See notes to the financial statements.


BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)

  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS- 97.7%
                  Industrial - 14.7% (cont.)
                  British Telecom PLC,
    $ 350,000          8.88%, 12-15-2030                                      $ 381,209

                  Continental Airlines, Inc. Pass Thru Certificates:
      150,000          7.25%, 11-01-2005                                        136,878
      214,128          6.80%, 07-02-2007                                        206,355
      128,329          6.54%, 09-15-2008                                        121,439
      483,603          6.90%, 01-02-2018                                        478,093

                  Continental Cablevision Debentures,
      425,000          9.50%, 08-01-2013                                        447,998

                  Cooper Industries, Ltd. Notes,
      650,000          5.25%, 07-01-2007 (Acquired 6-17-02; Cost $649,285)*     649,918

                  Corp Andina De Fomento Notes:
      150,000          8.88%, 06-01-2005                                        164,703
       50,000          7.38%, 01-18-2011                                         53,000

                  DaimlerChrysler NA Holding Notes:
       60,000          6.40%, 05-15-2006                                         62,296
      175,000          8.00%, 06-15-2010                                        190,199
      300,000          7.75%, 01-18-2011                                        322,239

                  Delta Air Lines Pass Thru Certificates,
      250,000          7.78%, 11-18-2005                                        257,199

                  Deutsche Telekom International Finance,
      250,000          8.25%, 06-15-2030                                        232,401

                  Duty Free International Inc.,
      200,000          7.00%, 01-15-2004                                        100,000

                  Dynegy Holdings, Inc. Senior Notes,
      325,000          7.45%, 07-15-2006                                        240,500

                  Earthgrains Company Notes,
      175,000          8.50%, 08-01-2005                                        196,162

                  ESAT Telecommunications Senior Notes,
      800,000          11.88%, 12-01-2008                                       908,982

                  Ford Motor Company Debentures,
      403,000          9.22%, 09-15-2021                                        440,890

                  France Telcom Notes,
      200,000          7.75%, 03-01-2011                                        182,616

                  Georgia-Pacific Debentures:
      150,000          9.88%, 11-01-2021                                        147,070
      100,000          9.63%, 03-15-2022                                         97,295
                  Harrahs Operating Company, Inc.,
      150,000          7.13%, 06-01-07                                          157,725

                  Hertz Corporation Senior Notes,
      150,000          8.25%, 06-01-2005                                        159,001

                  Jones Intercable, Inc. Senior Notes,
      775,000          8.88%, 04-01-2007                                        835,301

                  Metronet Communications Corporation Senior Discount Notes,
      650,000          9.95%, 06-15-2008                                         65,000

                  Norfolk Southern Corporation Senior Notes,
      175,000          8.38%, 05-15-2005                                        194,034

                  Northwest Airlines, Inc. Pass Thru Certificates:
       36,147          8.13%, 02-01-2014                                         32,041
      446,943          7.25%, 07-02-2014                                        391,648


                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)

  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.7%
                  Industrial - 14.7% (cont.)
                  Park Place Entertainment Senior Notes,
    $ 275,000          7.50%, 09-01-2009                                      $ 271,099

                  PEMEX Project Fielding Master Trust,
      200,000          9.13%, 10-13-2010                                        210,000

                  Pohang Iron & Steel Notes,
      500,000          7.38%, 05-15-2005                                        538,300

                  Qwest Capital Funding:
      300,000          7.00%, 08-03-2009                                        166,500
      200,000          7.25%, 02-15-2011                                        112,000

                  Sabre Holdings Notes,
      300,000          7.35%, 08-01-2011                                        304,530

                  Sprint Capital Corporation,
      375,000          6.00%, 01-15-2007                                        292,174

                  Tenneco Packaging Debentures,
      300,000          7.95%, 12-15-2025                                        313,417

                  TRW, Inc. Notes,
      100,000          8.75%, 05-15-2006                                        111,023

                  Tyco International Group SA Notes,
      400,000          6.38%, 10-15-2011                                        306,204

                  US Airways Pass Thru Certificates,
      382,729          6.85%, 01-30-2018                                        334,320

                  Vectren Utility Holdings,
      500,000          6.63%, 12-01-2011                                        517,826

                  Verizon Global Funding Corporation Notes,
      350,000          6.88%, 06-15-2012                                        343,576

                  Visteon Corporation Senior Notes,
      250,000          8.25%, 08-01-2010                                        270,934

                  Weyerhaeuser Company Notes,
      300,000          5.95%, 11-01-2008                                        303,165
                                                                          --------------
                                                                             12,659,189
                                                                          --------------
                  Utilities - 8.8%
                  Calenergy Co., Inc. Senior Notes,
      750,000          7.63%, 10-15-2007                                        809,475

                  Colorado Int. Gas Debentures,
      500,000          10.00%, 06-15-2005                                       544,420

                  Dominion Fiber Ventures Secured,
      400,000          7.05%, 03-15-2005 (Aquired 03-07-01; Cost $400,000)*     388,878

                  Edison Mission Senior Notes,
      250,000          9.88%, 04-15-2011                                        247,500

                  Enron CLN Trust II Secured,
      375,000          7.38%, 05-15-2006 (Aquired 05-17-01, 07-06-01;
                       Cost $124,877,81251,452)*@                                77,812

                  Exelon Corporation Senior Notes,
      300,000          6.75%, 05-01-2011                                        313,229

                  Gemstone Investors, Ltd.,
      300,000          7.71%, 10-31-2004, (Acquired 10-25-01; Cost $300,000)*   292,394

                  GG1B Funding Corporation Secured,
      399,444          7.43%, 01-15-2011                                        409,890

                  Korea Electric Power Debentures:
       10,000          7.75%, 04-01-2013                                         11,110
      300,000          6.75%, 08-01-2027                                        316,320

                  Niagara Mohawk Power Senior Discount Notes,
      500,000          8.50%, 07-01-2010                                        508,129

                  Nisource Finance Corporation,
      300,000          7.63%, 11-15-2005                                        301,788

                  NRG Energy Inc. Senior Notes,
      130,000          8.25%, 09-15-2010                                        104,650

                  Oneok, Inc. Notes,
    1,000,000          7.75%, 03-01-2005                                      1,071,632

                     See notes to the financial statements




BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002


  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.7%
                  Utilities - 8.8% (cont.)
                  PPL Energy Supply, LLC Senior Notes,
    $ 300,000          6.40%, 11-01-2011                                      $ 279,527

                  PSEG Energy Holdings Senior Notes,
      250,000          7.75%, 04-15-2011                                        264,205

                  PSEG Power Senior Notes,
      175,000          8.50%, 06-15-2011                                        163,348

                  PSI Energy, Inc. Debentures,
      600,000          7.85%, 10-15-2007                                        626,571

                  Utilicorp United, Inc. Senior Notes:
      200,000          7.00%, 07-15-2004                                        187,866

      300,000          7.63%, 11-15-2009                                        257,318

                  Williams Companies, Inc. Notes,
      550,000          8.13%, 03-15-2012 (Acquired 03-14-02; Cost $545,061)     461,302
                                                                          --------------
                                                                              7,637,364
                                                                          --------------

                  Mortgage-Backed Securities - 26.6% BA Mortgage Securities,
                  Inc.,
      433,178          Series 1998-2, Class 2A1, 6.50%, 06-25-2013              447,290

                  Federal Gold Loan Mortgage Corporation (FGLMC):
      702,144          6.00%, 07-01-2028                                        706,724
      816,034          6.50%, 09-01-2028                                        836,503
    1,065,862          6.50%, 04-01-2029                                      1,090,724
       81,707          6.50%, 05-01-2029                                         83,613
    2,049,644          6.50%, 06-01-2029                                      2,097,454

                  Federal Home Loan Mortgage Corporation (FHLMC):
    1,231,932          Series 2379, Class MD, 4.50%, 12-15-2008               1,234,887
      979,167          Series 2418, Class MC, 6.00%, 09-15-2019               1,012,928
      306,301          Series 1074, Class I, 6.75%, 05-15-2021                  318,254
      234,002          Series 1081, Class K, 7.00%, 05-15-2021                  243,328
      220,406          Series 1101, Class M, 6.95%, 07-15-2021                  229,145
      336,631          Series 188, Class H, 7.00%, 09-15-2021                   350,038
      226,407          Series 1286, Class A, 6.00%, 05-15-2022                  234,703

                  Federal National Mortgage Association (FNMA):
      681,059          6.50%, 11-01-2027                                        698,242
      613,628          6.50%, 12-01-2028                                        628,518
      672,801          6.50%, 05-01-2031                                        686,990

                  Federal National Mortgage Association (FNMA):
       56,153          Series 1989-37, Class G, 8.00%, 07-25-2019                60,646
      189,633          Series 1989-94, Class G, 7.50%, 12-25-2019               203,579
       55,567          Series 1990-58, Class J, 7.00%, 05-25-2020                59,102
      233,765          Series 1990-105, Class J, 6.50%, 09-25-2020              245,653
      249,519          Series 1990-108, Class G, 7.00%, 09-25-2020              265,277
      247,266          Series 1991-1, Class G, 7.00%, 01-25-2021                262,331
      517,705          Series 1991-86, Class Z, 6.50%, 07-25-2021               540,675
      222,315          Series G92-30, Class Z, 7.00%, 06-25-2022                235,636
      201,483          Series 1992-150, Class MA, 5.50%, 09-25-2022             208,067
      400,000          Series 1993-21, Class J, 7.00%, 09-25-2022               420,535
    1,185,031          Series 1998-66, Class C, 6.00%, 12-25-2028             1,208,846

                  Government National Mortgage Association (GNMA):
      819,930          6.50%, 08-15-2027                                        841,324
      649,707          6.50%, 11-15-2027                                        668,206
      831,847          6.50%, 06-15-2029                                        852,755
      870,731          7.00%, 11-15-2029                                        906,151
      834,117          7.00%, 09-20-2029                                        864,962

                  Prudential Home Mortgage Securities,
      500,000          Series 1993-32, Class A7, 6.45%, 08-25-2023              509,943


                     See notes to the financial statements

BAIRD AGGREGATE BOND FUND
--------------------------------------------------------------------------------

Schedule of Investmets June 30, 2002 (unaudited)


  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  LONG-TERM INVESTMENTS - 97.7%
                  Mortgage Backed Securities - 26.6% (cont.)
                  Residential Accredit Loans, Inc.:
    $ 555,617          Series 1997-QSB, Class A10, 7.50%, 08-25-2027          $ 573,775
      406,456          Series 1997-QS9, Class A8, 7.25%, 09-25-2027             418,889
    1,000,000          Series 1998-QS4, Class AI5, 7.00%, 03-25-2028          1,036,457

                  Residential Asset Securitization Trust:
       65,260          Series 1997-A7, Class A7, 7.25%, 09-25-2027               66,764
      400,000          Series 1998-A8, Class A8, 6.75%, 08-25-2028              416,132

                  Residential Funding Mortgage section I:
      403,389          Series 1996-S14, Class M1, 7.50%, 05-25-2026             424,692

                  Wells Fargo Mortgage Backed Securities Trust,
      759,860          Series 2001-29, Class A1, 6.00%, 12-25-2016              772,474
                                                                          --------------
                                                                             22,962,212
                                                                          --------------
                  Municipal Bond - 0.3%
                  Tobacco Settlement Financing Corporation,
      245,000          Series 2001-A, Class A, 6.36%, 05-15-2025                246,911
                                                                          --------------
                                                                                246,911
                                                                          --------------
                  International (U.S. $ Denominated) - 0.2%
                  National Bank Hungary Debentures,
      110,000          8.88%, 11-01-2013                                        132,000
                                                                          --------------
                                                                                132,000
                                                                          --------------
                  U.S. Government Agency - 4.0%
                  Federal Home Loan Mortgage Corporation (FHLMC),

    2,285,000          6.63%, 09-15-2009                                      2,506,325
                  Soyland Power Cooperative,
      816,818          8.35%, 09-15-2009                                        912,476
                                                                          --------------
                                                                              3,418,801
                                                                          --------------

                  U.S. Treasury Obligations - 17.4%
                  U.S. Treasury Bonds:
    2,175,000          9.88%, 11-15-2015                                      3,119,966
    8,675,000          9.25%, 02-15-2016                                     11,921,627
                                                                          --------------
                                                                             15,041,593
                                                                          --------------

                  Total Long-Term Investments (Cost $83,659,041)             84,312,121
                                                                          --------------

                  SHORT-TERM INVESTMENTS - 1.1%
                                                                              Market
   Shares         Investment Company - 1.1%                                   Value
----------------------------------------------------------------------------------------
      928,089     Short-Term Investments Co. Liquid Assets Portfolio          $ 928,089
                                                                          --------------

  Principal                                                                   Market
   Amount                                                                     Value
----------------------------------------------------------------------------------------
                  Variable Rate Demand Notes# - 0.0%
        $ 228     American Family Financial Services, Inc., 1.46%                 $ 228
       11,107     Wisconsin Corporation Central Credit Union, 1.51%              11,107
          616     Wisconsin Electric Power Company, 1.46%                           616
                                                                          --------------
                                                                                 11,951
                                                                          --------------

                  Total Short-Term Investments (Cost $940,040)                  940,040
                                                                          --------------

                  Total Investments (Cost $84,599,081)  98.8%                85,252,161
                                                                          --------------

                  Other Assets, Less Liabilities  1.2%                        1,067,404
                                                                          --------------

                  TOTAL NET ASSETS  100.0%                                 $ 86,319,565
                                                                          ==============

                     See notes to the financial statements

               *    Unregistered security

               #    Variable  rate  demand  notes  are   considered   short-term
                    obligations and are payable on demand. Interest rates change periodically on specified  dates. The rates listed are as of
                    June 30, 2002.
               @    Security currently in default.


BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

June 30, 2002

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Intermediate Municipal Bond Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Lehman Brothers 10-Year General Obligation Bond Index. The index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

[GRAPH]
Portfolio Characteristics

Quality Distribution                                 Sector Weightings

                                                     Pre-refunded            87%
                                                     Cash                     1%
All investments are rated Aaa as of June 30, 2002    Insured                 12%



Net Assets:                $ 20,159,645
SEC 30-Day Yield:**                         Portfolio Expense Ratio:
  Institutional Class:      4.22%             Institutional Class:       0.30%
  Investor Class:           3.95%             Investor Class:            0.55%*
Average Duration:           5.96 years      Portfolio Turnover Ratio:   33.7%***
Average Maturity:           7.67 years      Total Number of Holdings:   28

*    Includes 0.25% 12b-1 fee.
** SEC yields are based on SEC guidelines and are caluclated on 30 days ended June 30, 2002.
***  The portfolio turnover is a rolling 12 month calculation.


Annualized Total Returns
------------------------------------------------------------------------------------------------------
For the Period Ending June 30, 2002                                      One Year     Since Inception(1)
------------------------------------------------------------------------------------------------------
Baird Intermediate Municipal Bond Fund - Institutional Class Shares       7.85%          8.09%
Baird Intermediate Municipal Bond Fund - Investor Class Shares            7.47%          7.75%
Lehman Brothers 10-Year General Obligation Bond Index(2)                  7.37%          6.09%
------------------------------------------------------------------------------------------------------

(1)  For the period  March 30, 2001  (commencement  of  operations)  to June 30,
     2002.
(2) The Lehman Brothers 10-Year General Obligation Bond Index is an unmanaged index of bond prices compiled by Lehman Brothers and comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of $5 million; have been issued within the last five years; and have a maturity of eight to twelve years. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments     June 30, 2002  (unaudited)

  Principal                                                                        Market
   Amount                                                                           Value
---------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS - 92.4%
                  Alabama - 0.8%
                  Mobile Alabama,
    $ 150,000          6.20%, 02-15-2007                                           $ 165,942
                                                                                -------------

                  Arkansas - 1.0%
                  Pulaski County, Arkansas Residential Housing Facilities,
              165,000  7.25%, 06-01-2010                                             191,136
                                                                                -------------

                  California - 3.4%
                  Santa Rosa California Hospital Revenue,
      520,000          10.30%, 03-01-2011                                            689,380
                                                                                -------------

                  Colorado - 0.7%
                  Colorado Springs Colorado Utilities Revenue,
      120,000          5.80%, 11-15-2010                                             133,772
                                                                                -------------

                  Florida - 2.4%
                  Jacksonville Florida Health Facility Authority Hospital Revenue,
      300,000          11.50%, 10-01-2012                                            484,827
                                                                                -------------

                  Georgia - 3.4%
                  Fulton County Georgia Hospital Authority Revenue
              535,000  7.88%, 10-01-2013                                             685,624
                                                                                -------------

                  Illinois - 5.9%
                  Illinois Health Facilities Authority Revenue,
              345,000  7.10%, 06-01-2009                                             394,801

                  Lake County Illinois Community High School District No. 127
              595,000  9.00%, 02-01-2010                                             782,484
                                                                                -------------
                                                                                   1,177,285
                  Indiana - 4.4%
                  Baugo Indiana School Building Corporation
      745,000          5.50%, 01-15-2012                                             822,577
                  Indiana State Toll Road Cummunication Toll Road Revenue,
       50,000          9.00%, 01-01-2015                                              69,400
                                                                                -------------
                                                                                     891,977
                  Iowa - 1.8%
                  Muscatine Iowa Electric Revenue,
              305,000  6.70%, 01-01-2013                                             354,639
                                                                                -------------

                  Louisiana - 6.5%
                  Denhan Springs-Livingston Housing and Mortgage Finance Authority,
      470,000          7.20%, 08-01-2010                                             575,835

                  Jefferson Parish LA Home Mortgage Authority,
      600,000          7.10%, 08-01-2010                                             729,774
                                                                                -------------
                                                                                   1,305,609
                  Minnesota - 4.5%
                  Western Minnesota Municipal Power Agency,
      800,000          6.38%, 01-01-2016                                             907,272
                                                                                -------------

                  Mississippi - 4.5%
                  Mississippi Housing Financial Corporation,
      400,000          0.00%, 06-01-2015                                             216,012

                  Mississippi State,
      620,000          6.20%, 02-01-2008                                             696,514
                                                                                -------------
                                                                                     912,526

                        See notes of financial statments


BAIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

Schedule of Investments June 30, 2002 (unaudited)


  Principal                                                                        Market
   Amount                                                                           Value
---------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS - 92.4% (cont.)
                  New Jersey - 2.6%
                  New Jersey State Turnpike Authority,
$ 475,000          6.75%, 01-01-2009                                           $ 523,821
                                                                                -------------

                  Ohio - 1.1%
                  Miamisburg Ohio Water Revenue,
      190,000          7.00%, 11-15-2016                                             224,268
                                                                                -------------

                  Oklahoma - 14.1%
                  Tulsa County Oklahoma Home Financing Authority Single
                  Family Mortgage Revenue,

    2,325,000          6.90%, 08-01-2011                                           2,847,846
                                                                                -------------

                  Pennsylvania - 9.9%
                  Pittsburgh Pennsylvania Water & Sewer Authority,
    1,085,000          7.25%, 09-01-2014                                           1,325,360
                  Wilson Pennsylvania Area School District
    1,000,000          0.00%, 05-15-2011                                             678,000
                                                                                -------------
                                                                                   2,003,360
                  South Carolina - 1.7%
                  Greenville South Carolina Waterworks Revenue,
      285,000          7.00%, 02-01-2010                                             344,551
                                                                                -------------

                  South Dakota - 6.0%
                  Heartland Consumers Power District,
      180,000          6.38%, 01-01-2016                                             204,795
      835,000          7.00%, 01-01-2016                                             994,527
                                                                                -------------
                                                                                   1,199,322
                  Tennessee - 4.5%
                  Government Nashville & Davidson County Tennessee H&E,
      825,000          6.10%, 07-01-2010                                             915,791
                                                                                -------------

                  Texas - 9.3%
                  Houston Texas Sewer System Revenue,
      665,000          9.38%, 10-01-2013                                             921,504
                  Sam Rayburn Texas Municipal Power Agency,
      840,000          6.00%, 09-01-2010                                             945,613
                                                                                -------------
                                                                                   1,867,117
                  Utah - 3.9%
                  Salt Lake City Utah Hospital Revenue,
      605,000          8.13%, 05-15-2015                                             788,944
                                                                                -------------

                  Total Long-Term Securities (Cost $18,124,926)                   18,615,009
                                                                                -------------

                                                                                   Market
   Shares                                                                           Value
---------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT - 0.9%
                  Investment Company - 0.9%
      185,532     Tax Free Investments Co-Aim Fund                                 $ 185,532
                                                                                -------------

                  Total Short-Term Investment (Cost $185,532)                        185,532
                                                                                -------------

                  Total Investments (Cost $18,310,458)  93.3%                     18,800,541
                                                                                -------------

                  Other Assets, Less Liabilities  6.7%                             1,359,104
                                                                                -------------

                  TOTAL NET ASSETS  100.0%                                      $ 20,159,645
                                                                                =============

                     See notes to the financial statements


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Assets and Liabilities     June 30, 2002  (unaudited)


                                       Baird Intermediate     Baird Core     Baird Aggregate     Baird Intermediate
                                           Bond Fund          Bond Fund         Bond Fund       Municipal Bond Fund
                                       ------------------------------------------------------------------------------
ASSETS:
    Investments, at value                   $ 118,315,821     $ 47,469,835       $ 85,252,161           $ 18,800,541
     (cost $118,493,642, $48,590,571,
      $84,599,081, $18,310,458
       respectively)
    Cash                                                -          471,049                  -                      -
    Receivable for investments sold               165,353        1,078,632            162,007                      -
    Interest receivable                         1,842,857          873,477          1,139,052                363,937
    Receivable for Fund shares sold               311,453           10,807                  -              1,000,000
                                       -------------------  ---------------  -----------------  ---------------------
    Total assets                              120,635,484       49,903,800         86,553,220             20,164,478
                                       -------------------  ---------------  -----------------  ---------------------

LIABILITIES:
    Bank overdraft                                    391                -             11,623                      -
    Payable for securities purchased            1,877,945            1,776                  -                      -
    Payable for Fund shares issued                  5,934                -            200,000                      -
    Payable to Advisor and Distributor             29,171           15,679             22,032                  4,833
                                       -------------------  ---------------  -----------------  ---------------------
    Total liabilities                           1,913,441           17,455            233,655                  4,833
                                       -------------------  ---------------  -----------------  ---------------------
NET ASSETS                                  $ 118,722,043     $ 49,886,345       $ 86,319,565           $ 20,159,645
                                       ===================  ===============  =================  =====================

NET ASSETS CONSIST OF:
    Capital stock                           $ 118,968,346     $ 50,105,266       $ 85,438,357           $ 19,661,821
    Accumulated undistributed net
       investment income                          104,078           54,164             83,137                 13,496
    Accumulated net realized gain
       on investments sold                       (172,560)         847,651            144,991                 (5,755)
    Net unrealized appreciation
       (depreciation)
       on investments                            (177,821)      (1,120,736)           653,080                490,083
                                       -------------------  ---------------  -----------------  ---------------------
NET ASSETS                                  $ 118,722,043     $ 49,886,345       $ 86,319,565           $ 20,159,645
                                       ===================  ===============  =================  =====================

INSTITUTIONAL CLASS SHARES
    Net Assets                              $ 117,449,063     $ 49,602,618       $ 86,151,922           $ 19,485,058
    Shares outstanding
       ($0.01 par value, unlimited
       shares authorized)                      11,018,582        4,831,749          8,189,043              1,854,489
    Net asset value, offering and
       redemption price per share                 $ 10.66          $ 10.27            $ 10.52                $ 10.51
                                       ===================  ===============  =================  =====================

INVESTOR CLASS SHARES
    Net Assets                                $ 1,272,980        $ 283,727          $ 167,643              $ 674,587
    Shares outstanding
       ($0.01 par value, unlimited
       shares authorized)                         117,860           27,393             15,796                 63,873
    Net asset value, offering and
      redemption price per share                  $ 10.80          $ 10.36            $ 10.61                $ 10.56
                                       ===================  ===============  =================  =====================


                      See notes to the finacial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Operations    Six months ended June 30, 2002  (unaudited)

                                                         Baird Intermediate Baird Core   Baird Aggregate   Baird Intermediate
                                                            Bond Fund       Bond Fund     Bond Fund        Municipal Bond Fund
                                                         ---------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income                                          $ 2,911,801  $ 2,171,404     $ 2,740,061              $ 380,158
                                                         ----------------- ------------ ---------------  ---------------------
     Total investment income                                    2,911,801    2,171,404       2,740,061                380,158
                                                         ----------------- ------------ ---------------  ---------------------

EXPENSES:
     Investment advisory fees                                     125,457       82,638         107,493                 20,921
     Administration fees                                           25,092       16,527          21,499                  4,184
     Distribution fees - Investor Class Shares                      1,560          329             207                    801
                                                         ----------------- ------------ ---------------  ---------------------
     Total expenses                                               152,109       99,494         129,199                 25,906

                                                         ----------------- ------------ ---------------  ---------------------
NET INVESTMENT INCOME                                           2,759,692    2,071,910       2,610,862                354,252
                                                         ----------------- ------------ ---------------  ---------------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
     Realized gain (loss) on investments                         (332,251)     664,912        (209,764)                (5,755)
     Change in unrealized appreciation (depreciation)
         on investmen                                             861,556   (1,675,983)        177,235                492,778
                                                         ----------------- ------------ ---------------  ---------------------
     Net realized and unrealized gain (loss) on investments       529,305   (1,011,071)        (32,529)               487,023
                                                         ----------------- ------------ ---------------  ---------------------
NET INCREASE IN NET ASSETS RESULTING

     FROM OPERATIONS                                          $ 3,288,997  $ 1,060,839     $ 2,578,333              $ 841,275
                                                         ================= ============ ===============  =====================

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets


                                                                    Baird Intermediate Bond Fund
                                                                    -----------------------------------------------
                                                                        Six months ended
                                                                         June 30, 2002              Year ended
                                                                          (unaudited)           December 31, 2001
                                                                    -----------------------------------------------

OPERATIONS:
     Net investment income                                                       $ 2,759,692           $ 3,253,835
     Net realized gain (loss) on investments                                        (332,251)              431,039
     Change in unrealized appreciation (depreciation) on investments                 861,556            (1,267,816)
                                                                    -------------------------   -------------------
     Net increase in net assets resulting from operations                          3,288,997             2,417,058
                                                                    -------------------------   -------------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                    30,271,793            89,485,809
     Shares issued to holders in reinvestment of dividends                         2,396,564             3,388,990
     Cost of shares redeemed                                                      (5,450,992)          (10,999,493)
                                                                    -------------------------   -------------------
     Net increase in net assets resulting from
       capital share transactions                                                 27,217,365            81,875,306
                                                                    -------------------------   -------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                                   (2,628,064)           (3,260,698)
     From realized gains                                                                   -              (242,162)
                                                                    -------------------------   -------------------
                                                                                  (2,628,064)           (3,502,860)
                                                                    -------------------------   -------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                                      (27,550)              (35,347)
     From realized gains                                                                   -                (3,186)
                                                                    -------------------------   -------------------
                                                                                     (27,550)              (38,533)
                                                                    -------------------------   -------------------

TOTAL INCREASE IN NET ASSETS                                                      27,850,748            80,750,971

NET ASSETS:
     Beginning of period                                                          90,871,295            10,120,324
                                                                    -------------------------   -------------------
     End of period (including undistributed net investment income              $ 118,722,043          $ 90,871,295
       of $104,078 and $0, respectively)                            =========================   ===================

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                     Baird Core Bond Fund
                                                                      -----------------------------------------------
                                                                          Six months ended
                                                                           June 30, 2002              Year ended
                                                                            (unaudited)           December 31, 2001
                                                                      -----------------------------------------------

OPERATIONS:
     Net investment income                                                         $ 2,071,910           $ 4,024,897
     Net realized gain on investments                                                  664,912               583,853
     Change in unrealized appreciation (depreciation) on investments                (1,675,983)             (536,429)
                                                                      -------------------------   -------------------
     Net increase in net assets resulting from operations                            1,060,839             4,072,321
                                                                      -------------------------   -------------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                       2,677,737            43,912,285
     Shares issued to holders in reinvestment of dividends                           1,519,942             3,372,415
     Cost of shares redeemed                                                       (22,794,780)          (17,513,800)
                                                                      -------------------------   -------------------
     Net increase (decrease) in net assets resulting from
       capital share transactions                                                  (18,597,101)           29,770,900
                                                                      -------------------------   -------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                                     (2,010,596)           (4,037,520)
     From realized gains                                                                     -              (452,834)
                                                                      -------------------------   -------------------
                                                                                    (2,010,596)           (4,490,354)
                                                                      -------------------------   -------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                                         (7,150)               (7,113)
     From realized gains                                                                     -                (1,677)
                                                                      -------------------------   -------------------
                                                                                        (7,150)               (8,790)
                                                                      -------------------------   -------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (19,554,008)           29,344,077

NET ASSETS:
     Beginning of period                                                            69,440,353            40,096,276
                                                                      -------------------------   -------------------
     End of period (including undistributed net investment income                 $ 49,886,345          $ 69,440,353
       of $54,164 and $0, respectively)                               =========================   ===================


                     See notes to the financial statements.


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                    Baird Aggregate Bond Fund
                                                                   ------------------------------------------------
                                                                        Six months ended
                                                                          June 30, 2002             Year ended
                                                                           (unaudited)           December 31, 2001
                                                                   ------------------------------------------------

OPERATIONS:
    Net investment income                                                          $ 2,610,862         $ 3,170,802
    Net realized gain (loss) on investments                                           (209,764)            930,531
    Change in unrealized appreciation (depreciation) on investments                    177,235            (390,115)
                                                                   ----------------------------  ------------------
    Net increase in net assets resulting from operations                             2,578,333           3,711,218
                                                                   ----------------------------  ------------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares sold                                                       10,854,807          52,116,472
    Shares issued to holders in reinvestment of dividends                            1,947,857           2,876,948
    Cost of shares redeemed                                                        (10,092,981)         (7,263,671)
                                                                   ----------------------------  ------------------
    Net increase in net assets resulting from
       capital share transactions                                                    2,709,683          47,729,749
                                                                   ----------------------------  ------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
    From net investment income                                                      (2,523,612)         (3,170,434)
    From realized gains                                                                      -            (694,279)
                                                                   ----------------------------  ------------------
                                                                                    (2,523,612)         (3,864,713)
                                                                   ----------------------------  ------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
    From net investment income                                                          (4,113)             (3,983)
    From realized gains                                                                      -              (1,410)
                                                                   ----------------------------  ------------------
                                                                                        (4,113)             (5,393)
                                                                   ----------------------------  ------------------

TOTAL INCREASE IN NET ASSETS                                                         2,760,291          47,570,861

NET ASSETS:
    Beginning of period                                                             83,559,274          35,988,413
                                                                   ----------------------------  ------------------
    End of period (including undistributed net investment income                  $ 86,319,565        $ 83,559,274
       of $83,137 and $0, respectively)                            ============================  ==================

                     See notes to the financial highlights

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                  Baird Intermediate Municipal Bond Fund
                                                                                -------------------------------------------
                                                                                  Six months ended     March 30, 2001(1)
                                                                                    June 30, 2002           through
                                                                                     (unaudited)       December 31, 2001
                                                                                -------------------------------------------

OPERATIONS:
     Net investment income                                                                  $ 354,252            $ 341,310
     Net realized gain (loss) on investments                                                   (5,755)               5,350
     Change in unrealized appreciation (depreciation) on investments                          492,778               (2,695)
                                                                                -------------------------------------------
     Net increase in net assets resulting from operations                                     841,275              343,965
                                                                                -------------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                                              4,731,000           14,839,680
     Shares issued to holders in reinvestment of dividends                                    292,038              210,704
     Cost of shares redeemed                                                                 (386,500)             (25,101)
                                                                                -------------------------------------------
     Net increase in net assets resulting from
       capital share transactions                                                           4,636,538           15,025,283
                                                                                -------------------------------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                                              (378,490)            (280,214)
     From realized gains                                                                            -               (7,594)
                                                                                -------------------------------------------
                                                                                             (378,490)            (287,808)
                                                                                -------------------------------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                                               (12,459)              (8,332)
     From realized gains                                                                            -                 (327)
                                                                                -------------------------------------------
                                                                                              (12,459)              (8,659)
                                                                                -------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                                5,086,864           15,072,781

NET ASSETS:
     Beginning of period                                                                   15,072,781                    -
                                                                                -------------------------------------------
     End of period (including undistributed net investment income                        $ 20,159,645         $ 15,072,781
       of $13,496 and $50,193, respectively)                                    ===========================================


(1)  Commencement of operations.



BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights


                                                               Baird Intermediate Bond Fund
                                          -------------------------------------------------------------------------
                                          Institutional Class Shares                        Institutional Class Shares
                                            Six months ended       Institutional Class ShareSeptember 29, 2000 (1)
                                              June 30, 2002              Year ended                through
                                               (unaudited)           December 31, 2001        December 31, 2000
                                          ----------------------   ------------------------------------------------

Per Share Data:
     Net asset value, beginning of period                $10.60                    $10.55                   $10.00
                                          ----------------------   -----------------------  -----------------------

Income from investment operations:
     Net investment income                                 0.28                      0.61 (6)                 0.13
     Net realized and unrealized gains on
     investments                                           0.05                      0.09 (7)                 0.53
                                          ----------------------   -----------------------  -----------------------
     Total from investment operations                      0.33                      0.70                     0.66
                                          ----------------------   -----------------------  -----------------------

Less distributions:
     Dividends from net investment income                 (0.27)                    (0.62)                   (0.11)
     Distributions from net realized gains                 0.00                     (0.03)                   (0.00)(5)
                                          ----------------------   -----------------------  -----------------------
     Total distributions                                  (0.27)                    (0.65)                   (0.11)
                                          ----------------------   -----------------------  -----------------------

Net asset value, end of period                           $10.66                    $10.60                   $10.55
                                          ======================   =======================  =======================

Total return                                              3.19% (2)                 6.68%                    6.63% (2)

Supplemental data and ratios:
     Net assets, end of period                     $117,449,063               $89,682,104               $9,769,062
     Ratio of expenses to average net
      assets                                              0.30% (3)                 0.30%                    0.30% (3)
     Ratio of net investment income to
       average net assets                                  5.50% (3)                 5.71%                    6.73% (3)
     Potfolio turnover rate (4)                           17.1%                     79.5%                   102.5%


(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.
(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

                     See notes to the financial statements


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights


                                                                             Baird Intermediate Bond Fund
                                                           --------------------------------------------------------------------
                                                           Investor Class Shares                          Investor Class Shares
                                                             Six months ended     Investor Class Shares   September 29, 2000 (1)
                                                              June 30, 2002            Year ended               through
                                                               (unaudited)         December 31, 2001       December 31, 2000
                                                           --------------------------------------------------------------------

Per Share Data:
      Net asset value, beginning of period                               $10.71                 $10.56                  $10.00
                                                           ---------------------  ---------------------   ---------------------

Income from investment operations:
      Net investment income                                                0.24                   0.58 (6)                0.13
      Net realized and unrealized gains on investments                     0.05                   0.09 (7)                0.53
                                                           ---------------------  ---------------------   ---------------------
      Total from investment operations                                     0.29                   0.67                    0.66
                                                           ---------------------  ---------------------   ---------------------

Less distributions:
      Dividends from net investment income                                (0.20)                 (0.49)                  (0.10)
      Distributions from net realized gains                                0.00                  (0.03)                  (0.00)(5)
                                                           ---------------------  ---------------------   ---------------------
      Total distributions                                                 (0.20)                 (0.52)                  (0.10)
                                                           ---------------------  ---------------------   ---------------------

Net asset value, end of period                                           $10.80                 $10.71                  $10.56
                                                            =====================  =====================   =====================
 Total return                                                              3.06% (2)              6.43%                   6.68% (2)

Supplemental data and ratios:
      Net assets, end of period                                      $1,272,980             $1,189,191                $351,262
      Ratio of expenses to average net assets                             0.55% (3)              0.55%                   0.55% (3)
      Ratio of net investment income to average net assets                5.25% (3)              5.46%                   6.48% (3)
      Potfolio turnover rate (4)                                          17.1%                  79.5%                  102.5%



(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.
(7) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights


                                                                    Baird Core Bond Fund
                                          ---------------------------------------------------------------------------
                                          Institutional Class Shares                         Institutional Class Shares
                                            Six months ended       Institutional Class Shares September 29, 2000 (1)
                                              June 30, 2002               Year ended                 through
                                               (unaudited)            December 31, 2001         December 31, 2000
                                          ----------------------   --------------------------------------------------

Per Share Data:
     Net asset value, beginning of period                $10.42                      $10.45                   $10.00
                                          ----------------------   -------------------------  -----------------------

Income from investment operations:
     Net investment income                                 0.33                        0.66                     0.14
     Net realized and unrealized gains on
       investments                                        (0.16)                       0.05                     0.45
                                          ----------------------   -------------------------  -----------------------
     Total from investment operations                      0.17                        0.70                     0.59
                                          ----------------------   -------------------------  -----------------------

Less distributions:
     Dividends from net investment income                 (0.32)                      (0.66)                   (0.14)
     Distributions from net realized gains                 0.00                       (0.07)                   (0.00)(5)
                                          ----------------------   -------------------------  -----------------------
     Total distributions                                  (0.32)                      (0.73)                   (0.14)
                                          ----------------------   -------------------------  -----------------------

Net asset value, end of period                           $10.27                      $10.42                   $10.45
                                          ======================   =========================  =======================

Total return                                               1.64% (2)                   6.84%                    5.89% (2)

Supplemental data and ratios:
     Net assets, end of period                       $49,602,618                 $69,182,002              $40,083,054
     Ratio of expenses to average net
       assets                                              0.30% (3)                   0.30%                    0.30% (3)
     Ratio of net investment income to
       average net assets                                  6.27% (3)                   6.25%                    6.68% (3)
     Potfolio turnover rate (4)                            16.7%                       47.0%                    11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.

                     See notes to the financial statements

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------
Financial Highlights


                                                                        Baird Core Bond Fund
                                              -------------------------------------------------------------------------
                                              Investor Class Shares                               Investor Class Shares
                                                Six months ended        Investor Class Shares     September 29, 2000 (1)
                                                 June 30, 2002               Year ended                 through
                                                  (unaudited)             December 31, 2001        December 31, 2000
                                              -------------------------------------------------------------------------

Per Share Data:
      Net asset value, beginning of period                  $10.49                       $10.45                 $10.00
                                              ---------------------   --------------------------  ---------------------

Income from investment operations:
      Net investment income                                   0.31 (6)                     0.64 (6)               0.12
      Net realized and unrealized gains on
        investments                                          (0.16)                        0.05                   0.45
                                              ---------------------   --------------------------  ---------------------
      Total from investment operations                        0.15                         0.69                   0.57
                                              ---------------------   --------------------------  ---------------------

Less distributions:
      Dividends from net investment income                   (0.28)                       (0.58)                 (0.12)
      Distributions from net realized gains                   0.00                        (0.07)                 (0.00)(5)
                                              ---------------------   --------------------------  ---------------------
      Total distributions                                    (0.28)                       (0.65)                 (0.12)
                                              ---------------------   --------------------------  ---------------------

Net asset value, end of period                              $10.36                       $10.49                 $10.45
                                              =====================   ==========================  =====================

Total return                                                 1.43% (2)                    6.70%                  5.73% (2)

Supplemental data and ratios:
      Net assets, end of period                           $283,727                     $258,351                $13,222
      Ratio of expenses to average net
        assets                                               0.55% (3)                    0.55%                  0.55% (3)
      Ratio of net investment income to
        average net assets                                    6.02% (3)                    6.00%                  6.43% (3)
      Potfolio turnover rate (4)                             16.7%                        47.0%                  11.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)   Calculated using average shares outstanding during the period.

                     See notes to the financial statements


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

Financial Highlights

                                                                   Baird Aggregate Bond Fund
                                          ------------------------------------------------------------------------------
                                          Institutional Class Shares                           Institutional Class Shares
                                             Six months ended       Institutional Class Shares  September 29, 2000 (1)
                                              June 30, 2002               Year ended                 through
                                               (unaudited)            December 31, 2001         December 31, 2000
                                          -----------------------   ----------------------------------------------------

Per Share Data:
     Net asset value, beginning of period                 $10.51                    $10.42                    $10.00
                                          -----------------------   -----------------------   -----------------------

Income from investment operations:
     Net investment income                                  0.31                      0.68                      0.16
     Net realized and unrealized gains
       on investments                                       0.00                      0.17                      0.42
                                          -----------------------   -----------------------   -----------------------
     Total from investment operations                       0.31                      0.85                      0.58
                                          -----------------------   -----------------------   -----------------------

Less distributions:
     Dividends from net investment income                  (0.30)                    (0.67)                    (0.16)
     Distributions from net realized gains                  0.00                     (0.09)                    (0.00)(5)
                                          -----------------------   -----------------------   -----------------------
     Total distributions                                   (0.30)                    (0.76)                    (0.16)
                                          -----------------------   -----------------------   -----------------------

Net asset value, end of period                            $10.52                    $10.51                    $10.42
                                          =======================   =======================   =======================

Total return                                               3.02% (2)                 8.33%                     5.78% (2)

Supplemental data and ratios:
     Net assets, end of period                       $86,151,922               $83,392,652               $35,975,190
     Ratio of expenses to average net
       assets                                              0.30% (3)                 0.30%                     0.30% (3)
     Ratio of net investment income to
       average net assets                                  6.07% (3)                 6.33%                     6.85% (3)
     Potfolio turnover rate (4)                           24.1%                     79.2%                     14.7%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.

                     See notes to the financial highlights


BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

Financil Highlights

                                                             Baird Aggregate Bond Fund
                                           ---------------------------------------------------------------------
                                           nvestor Class Shares                            Investor Class Shares
                                            Six months ended      Investor Class Shares    September 29, 2000 (1)
                                             June 30, 2002             Year ended                through
                                              (unaudited)           December 31, 2001       December 31, 2000
                                           ---------------------------------------------------------------------

Per Share Data:
      Net asset value, beginning of period              $10.57                   $10.43                  $10.00
                                           --------------------   ----------------------   ---------------------

Income from investment operations:
      Net investment income                               0.30                     0.61 (6)                0.15
      Net realized and unrealized gains
         on investments                                   0.00                     0.17                    0.42
                                           --------------------   ----------------------   ---------------------
      Total from investment operations                    0.30                     0.78                    0.57
                                           --------------------   ----------------------   ---------------------

Less distributions:
      Dividends from net investment income               (0.26)                   (0.55)                  (0.14)
      Distributions from net realized gains               0.00                    (0.09)                  (0.00)(5)
                                           --------------------   ----------------------   ---------------------
      Total distributions                                (0.26)                   (0.64)                  (0.14)
                                           --------------------   ----------------------   ---------------------

Net asset value, end of period                          $10.61                   $10.57                  $10.43
                                           ====================   ======================   =====================

Total return                                             2.88% (2)                7.98%                   5.77% (2)

Supplemental data and ratios:
      Net assets, end of period                       $167,643                 $166,622                 $13,223
      Ratio of expenses to average net
          assets                                         0.55% (3)                0.55%                   0.55% (3)
      Ratio of net investment income
          to average net assets                           5.82% (3)                6.08%                   6.60% (3)
      Potfolio turnover rate (4)                         24.1%                    79.2%                   14.7%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Amount of dividend paid is less than $0.01.
(6)  Calculated using average shares outstanding during the period.

                     See notes to the financial highlights

BAIRD FUNDS, INC.
--------------------------------------------------------------------------------

Financial Highlights


                                                      Baird Intermediate Municipal Bond Fund
                                             ------------------------------------------------------------------------
                                                                       Institutional     Investor Class      Investor
                                                  Institutional        Class Shares         Shares         Class Shares
                                                   Class Shares         March 30,         Six months        March 30,
                                                 Six months ended        2001(1)            ended            2001(1)
                                                  June 30, 2002         through          June 30, 2002       through
                                                   (unaudited)        December 31,        (unaudited)      December 31,
                                                      2001                                                   2001
                                             ------------------------------------------------------------------------


Per Share Data:
    Net asset value, beginning of period               $10.25            $10.00           $10.27            $10.00
                                             ----------------- -----------------  ---------------   ---------------

Income from investment operations:
    Net investment income                                0.22 (5)          0.34 (5)         0.21 (5)          0.31 (5)
    Net realized and unrealized gains on investments     0.28              0.17 (6)         0.28              0.17 (6)
                                             ----------------- -----------------  ---------------   ---------------
    Total from investment operations                     0.50              0.51             0.49              0.48
                                             ----------------- -----------------  ---------------   ---------------
Less distributions:
    Dividends from net investment income                (0.24)            (0.25)           (0.20)            (0.20)
    Distributions from net realized gains                0.00             (0.01)            0.00             (0.01)
                                             ----------------- -----------------  ---------------   ---------------
    Total distributions                                 (0.24)            (0.26)           (0.20)            (0.21)
                                             ----------------- -----------------  ---------------   ---------------

Net asset value, end of period                         $10.51            $10.25           $10.56            $10.27
                                             ================= =================  ===============   ===============

Total return (2)                                         4.96%             5.02%            4.83%             4.74%

Supplemental data and ratios:
    Net assets, end of period                     $19,485,058       $14,448,572         $674,587          $624,209
    Ratio of expenses to average net assets              0.30% (3)         0.30% (3)        0.55% (3)         0.55% (3)
    Ratio of net investment income to average
    net assets4.24% (3)                                  4.32% (3)         3.99% (3)        4.07% (3)
    Potfolio turnover rate (4)                          20.0%             14.8%             20.0%            14.8%

(1)  Commencement of operations.
(2)  Not annualized.
(3)  Annualized.
(4) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)  Calculated using average shares outstanding during the period.
(6) The amount shown may not correlate with the aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

Baird Funds, Inc.

Notes to the Financial Statements           June 30, 2002         (unaudited)
-------------------------------------------------------------------------------


1.   ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund (each a "Fund" and collectively the "Funds"), four of the seven portfolios comprising the Corporation and each a diversified fund. One additional series, the Baird Short-Term Bond Fund, is not presently being offered to investors. The investment objectives of the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund and Baird Intermediate Municipal Bond Fund are set forth below.

The Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund commenced operations with the sale of both Institutional and Investor class shares on September 29, 2000. The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor class shares on March 30, 2001.

The investment objective of the Baird Intermediate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Intermediate Government/Credit Bond Index. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

The investment objective of the Baird Core Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Government/Credit Bond Index. The Lehman Brothers Government/Credit Bond Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and thirty years or more.

The investment objective of the Baird Aggregate Bond Fund is to seek an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is an unmanaged market-capitalization weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax. A secondary objective is to provide total return with relatively low volatility of principal. The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of total return of the Lehman Brothers 10-Year General Obligation Bond Index. The Lehman Brothers 10-Year General Obligation Bond Index is a widely recognized unmanaged index of bond prices compiled by Lehman Brothers. This index is comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of eight to twelve years.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Debt securities are valued at the latest bid price. Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price.

2.   SIGNIFICANT ACCOUNTING POLICIES (cont.)

a) Investment Valuation (cont.) - Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Unregistered Securities - Three of the Funds own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Funds have the right to include these securities in such registration, generally without costs to the Funds. The Funds have no right to require registration of unregistered securities. The market value of such securities for the Baird Intermediate Bond Fund, Baird Core Bond Fund and Baird Aggregate Bond Fund was $4,143,359 (3.49% of net assets), $2,343,442 (4.70% of net assets), and $2,754,819 (3.19% of net assets), respectively, at June 30, 2002.

c) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

d) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

e) Distributions to Shareholders - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

f) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method.
     Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Premiums and discounts on the purchase of securities are amortized using the interest method. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Subscriptions in-kind are included in proceeds from shares sold.

3.   CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:


BAIRD INTERMEDIATE BOND FUND
                                    Period Ended                                               Period Ended
                                   June 30, 2002                                               June 30, 2002
                             ---------------------------                                 --------------------------
Institutional Class Shares         $           Shares       Investor Class Shares            $            Shares
                             -------------- -------------                               -------------  -------------
Shares sold                    $30,043,471     2,827,915    Shares sold                     $228,322         21,380

Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                        2,373,795       223,887    dividends                         22,769          2,124
Shares redeemed                 (5,270,303)     (496,442)   Shares redeemed                 (180,689)       (16,705)
                             ------------- -------------                              --------------  -------------
Net Increase                   $27,146,963     2,555,360    Net Increase                     $70,402          6,799
                             ==============                                             =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                        8,463,222        Beginning of period                         111,061
                                            -------------                                              -------------
    End of period                             11,018,582        End of period                               117,860
                                            =============                                              =============

3.   CAPITAL SHARE TRANSACTIONS (cont.)

                                     Year Ended                                                 Year Ended
                                 December 31, 2001                                           December 31, 2001
                             ---------------------------                                 --------------------------
Institutional Class Shares         $           Shares       Investor Class Shares            $            Shares
                             -------------- -------------                               -------------  -------------
Shares sold                    $88,634,748     8,234,975    Shares sold                     $851,061          78,714
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                        3,351,796       312,873    dividends                         37,194          3,459
Shares redeemed                (10,952,182)   (1,010,499)   Shares redeemed                  (47,311)        (4,371)
                             ------------- -------------                              --------------  -------------
Net Increase                   $81,034,362     7,537,349    Net Increase                   $840,944          77,802
                             ==============                                             =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                          925,873        Beginning of period                          33,259
                                            -------------                                              -------------
    End of period                              8,463,222        End of period                               111,061
                                            =============                                              =============

BAIRD CORE BOND FUND
                                     Period Ended                                                Period Ended
                                    June 30, 2002                                               June 30, 2002
                             -----------------------------                                ---------------------------
Institutional Class Shares          $           Shares        Investor Class Shares            $           Shares
                             ---------------- ------------                                -------------  ------------
Shares sold                    $ 2,654,737       255,987      Shares sold                  $  23,000          2,237
Shares issued through                                         Shares issued through
reinvestment of                                               reinvestment of
dividends                        1,514,554       147,030     dividends                         5,388            519
Shares redeemed                 (22,794,780)  (2,208,601)     Shares redeemed                      -              -
                              ------------  ------------                            ----------------  -------------
Net Decrease                  $(18,625,489)   (1,805,584)     Net Increase                   $28,388         2,756
                             ==============                                            =============
Shares Outstanding:                                           Shares Outstanding:
    Beginning of period                        6,637,333         Beginning of period                         24,637
                                              ----------                                               ------------
    End of period                              4,831,749         End of period                               27,393
                                              ==========                                               ============


                                     Year Ended                                                 Year Ended
                                 December 31, 2001                                           December 31, 2001
                             ---------------------------                                 --------------------------
Institutional Class Shares         $           Shares       Investor Class Shares            $            Shares
                             -------------- -------------                               -------------  -------------
Shares sold                    $43,669,633     4,120,416    Shares sold                  $   242,652         22,556
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                        3,363,794       318,683    dividends                          8,621            816
Shares redeemed               (17,513,800)   (1,638,469)    Shares redeemed                        -              -
                             ------------- -------------                              --------------  -------------
Net Increase                   $29,519,627     2,800,630    Net Increase                    $251,273         23,372
                             =============                                            ==============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                        3,836,703        Beginning of period                           1,265
                                            -------------                                              -------------
    End of period                              6,637,333        End of period                                24,637
                                            =============                                              =============

3.   CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD AGGREGATE BOND FUND
                                    Period Ended                                                Period Ended
                                    June 30, 2002                                               June 30, 2002
                             ----------------------------                               --------------------------
Institutional Class Shares         $            Shares      Investor Class Shares             $           Shares
                             --------------- -------------                              ------------   ------------
Shares sold                    $10,854,807     1,027,409    Shares sold                  $         -              -
Shares issued through                                        Shares issued through
reinvestment of                                              reinvestment of
dividends                        1,947,501       185,644    dividends                            356             34
Shares redeemed                (10,092,981)     (959,099)    Shares redeemed                       -              -
                             -------------  ------------                             ---------------   ------------
Net Increase                    $2,709,327       253,954    Net Increase                $       356             34
                             ===============                                           =============
Shares Outstanding:                                          Shares Outstanding:
    Beginning of period                        7,935,089        Beginning of period                         15,762
                                            -------------                                             ------------
    End of period                              8,189,043        End of period                               15,796
                                            =============                                             ============

                                     Year Ended                                                 Year Ended
                                 December 31, 2001                                           December 31, 2001
                             ---------------------------                                 --------------------------
Institutional Class Shares        $            Shares       Investor Class Shares            $            Shares
                             -------------  -------------                               -------------  -------------
Shares sold                    $51,948,772     4,892,792    Shares sold                     $167,700         14,414
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                        2,876,007       272,668    dividends                            941             89
Shares redeemed                 (7,263,571)     (683,567)   Shares redeemed                     (100)            (9)
                             ------------- -------------                               -------------  -------------
Net Increase                   $47,561,208     4,481,893    Net Increase                    $168,541         14,494
                             =============                                             =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                        3,453,196        Beginning of period                           1,268
                                            -------------                                              -------------
    End of period                              7,935,089        End of period                                15,762
                                            =============                                              =============

BAIRD INTERMEDIATE MUNICIPAL BOND FUND
                                    Period Ended                                               Period Ended
                                   June 30, 2002                                               June 30, 2002
                             ---------------------------                                 --------------------------
Institutional Class Shares        $           Shares        Investor Class Shares            $            Shares
                             -------------  ------------                                -------------  -------------
Shares sold                    $ 4,711,000       454,942    Shares sold                      $20,000          1,921
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                          279,579        26,920    dividends                         12,459          1,196
Shares redeemed                   (386,500)      (37,105)   Shares redeemed                        -              -
                              ------------ -------------                               -------------   ------------
Net Increase                    $4,604,079       444,757    Net Increase                     $32,459          3,117
                             =============                                             =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                        1,409,732        Beginning of period                          60,756
                                            ------------                                               -------------
    End of period                              1,854,489        End of period                                63,873
                                            ============                                               =============

3.   CAPITAL SHARE TRANSACTIONS (cont.)
                                    Period Ended                                               Period Ended
                                 December 31, 2001                                           December 31, 2001
                             ---------------------------                                 --------------------------
Institutional Class Shares        $           Shares        Investor Class Shares            $            Shares
                             -------------  ------------                                -------------  -------------
Shares sold                    $14,220,382     1,392,674    Shares sold                     $619,298         59,922
Shares issued through                                       Shares issued through
reinvestment of                                             reinvestment of
dividends                          202,045        19,497    dividends                          8,659            834
Shares redeemed                    (25,101)       (2,439)   Shares redeemed                        -              -
                              ------------  ------------                              --------------  -------------
Net Increase                   $14,397,326     1,409,732    Net Increase                    $627,957         60,756
                             =============                                             =============
Shares Outstanding:                                         Shares Outstanding:
    Beginning of period                              -          Beginning of period                               -
                                            ------------                                              -------------
    End of period                              1,409,732        End of period                                60,756
                                            ============                                              =============

4.         INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION

During the period ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:


                              Baird Intermediate              Baird Core          Baird Aggregate       Baird Intermediate
                                  Bond Fund                   Bond Fund            Bond  Fund           Municipal Bond Fund
                                  ----------                  ---------           ------------          --------------------
Purchases:
     U.S. Government             $ 25,072,278              $   4,138,801          $ 14,345,466          $            -
     Other                       $ 19,376,649              $   6,080,699          $  8,821,547          $    6,956,649
Sales:
     U.S. Government             $  7,800,905              $  11,581,088          $ 13,233,781          $            -
     Other                       $  8,924,950              $  19,997,951           $ 7,065,806          $    3,233,849


At June 30, 2002, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:


                         Cost for         Tax Basis        Tax Basis       Tax Basis Net                      Distributable
                      Federal Income        Gross            Gross          Unrealized       Distributable      Long-Term
                       Tax Purposes      Unrealized       Unrealized       Appreciation        Ordinary          Capital
                       Appreciation     Depreciation     (Depreciation)        Income            Gains
                      ---------------  --------------    --------------    -------------     --------------   ---------------
Baird Intermediate      $118,493,642     $ 2,290,643      $ 2,468,464       $  (177,821)      $  220,785       $  42,984
   Bond Fund
Baird Core              $ 48,590,571     $ 1,418,912      $ 2,539,648       $(1,120,736)      $   59,153       $ 842,871
   Bond Fund
Baird Aggregate         $ 84,599,081     $ 2,371,878      $ 1,718,798       $   653,080       $  223,196       $ 252,832
   Bond Fund
Baird Intermediate      $ 18,310,458     $   490,398      $       315       $   490,083       $   13,946       $       -
  Municipal
  Bond Fund


Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

4.  INVESTMENT TRANSACTIONS AND INCOME TAX INFORMATION (cont.)
The tax components of dividends paid during the period ended June 30, 2002 were:

                                      Ordinary           Long-Term
                                       Income          Capital Gains
                                   Distributions       Distributions
                                   -------------       ---------------
Baird Intermediate Bond Fund         $2,655,614             $ -
Baird Core Bond Fund                 $2,017,746             $ -
Baird Aggregate Bond Fund            $2,527,725             $ -
Baird Intermediate Municipal         $ 390,949              $ -
  Bond Fund


5.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

The Funds have entered into an Administration Agreement with the Advisor. Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund. Pursuant to the Administration Agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Baird Intermediate Bond Fund, Baird Core Bond Fund, Baird Aggregate Bond Fund, and Baird Intermediate Municipal Bond Fund as applied to the respective Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

5.   DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Intermediate
Bond  Fund,  Baird  Core  Bond  Fund,  Baird  Aggregate  Bond  Fund,  and  Baird
Intermediate Municipal Bond Fund incurred $1,560, $329, $207, and $801, respectively, in fees pursuant to the Plan for the period ended June 30, 2002.

                               BAIRD FUNDS, INC.

                      c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 1-866-44BAIRD

--------------------------------------------------------------------------------
Board of Directors                                    Legal Counsel

G. Frederick Kasten, Jr. (Chairman)           Godfrey & Kahn, S.C.
                                              780 North Water Street
John W. Feldt                                 Milwaukee, Wisconsin 53202

George C. Kaiser                              ----------------------------------
                                              Independent Auditors
Stephen A. Roell

-------------------------------------------   PricewaterhouseCoopers LLP
                                              100 East Wisconsin Avenue,
                                              Suite 1500
Investment Advisor                            Milwaukee, Wisconsin  53202

Robert W. Baird & Co. Incorporated            ---------------------------------
777 East Wisconsin Avenue                     Distributor
Milwaukee, Wisconsin 53202
-------------------------------------------
                                              Robert W. Baird & Co. Incorporated
                                              777 East Wisconsin Avenue
                                              Milwaukee, Wisconsin 53202
Administrator, Transfer Agent and Dividend -
Disbursing Agent                              ----------------------------------

Firstar Mutual Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

-------------------------------------------
Custodian

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


Baird/
FUNDS

Semi-Annual Report
--------------------------------------------------------------------------------
June 30, 2002

Baird Horizon Growth Fund
Baird MidCap Fund


                                Table of Contents


Baird Horizon Growth Fund .....................................................2

Baird MidCap Fund .............................................................7

Statements of Assets and Liabilities .........................................12

Statements of Operations .....................................................13

Statements of Changes in Net Assets ..........................................14

Financial Highlights .........................................................16

Notes to the Financial Statements ............................................20



This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.



Baird Horizon Growth Fund
--------------------------------------------------------------------------------
June 30, 2002

Similar to patterns we observe in nature, stock prices move with ebbs and flows reflecting business conditions and the collective, ever-changing moods of investors. Over long cycles, the pendulum of emotion has swung to points of extreme optimism and depressing skepticism at significant market inflection points. With the benefit of hindsight, many early-2000 "investors" behaved with a speculative fervor characteristic of market tops. In contrast, the scornful, throw-in-the-towel approach now evident is consistent with past market lows. While no one knows when stock prices will bottom, the more than two-year duration and depth of the decline suggest that the worst may be behind us.

Experiencing its third sharpest quarterly decline in the past 25 years, the S&P 500 Stock Index posted a -13.4% drop since March 31; the Russell 1000 Growth Index fell 18.7%, the second largest drop in its brief 21-year history. Fund exposure to biotechnology, specialty retail, and information technology shares proved detrimental. Consumer staples and financials outperformed.

Responding to unsettling reports of fraudulent accounting, high-profile bankruptcies and terrorism, investors are more risk averse and time horizons appear shorter. Healthy skepticism is warranted; however, a jaded mindset fails to acknowledge improving economic measures in the U.S. and abroad, in our opinion. History shows that stocks should ultimately reflect the positive impact that aggressive monetary and fiscal programs are having on the economy. Huge expense reductions should produce substantial profit leverage later in the year with only modest revenue gains. While price/earnings ratios appear above average, they are related to trough profits in a low interest rate setting - a point temporarily lost on frightened investors.

We believe that earnings growth is paramount; by and large, our companies are delivering. Outside of the troubled technology sector, more than 85% of the companies in the fund reported flat to higher first quarter earnings. Though questions surround the quality of earnings and because investors have embraced a show-me-first attitude, continuous improvement will need to be evident before confidence recovers.

A major question facing anxious investors is how can investment managers protect client assets and position the fund for an inevitable stock market recovery. Fundamental analysis and our sell discipline, while not flawless, produced several stock sales. We eliminated companies vulnerable to very tight credit markets or whose growth prospects were impaired by more than general economic or industry weakness. We established new positions in high-quality, industry leaders able to weather the current profit recession, grow revenues and gain market share. Stock market leaders in the next economic/market cycle are likely to be different from the prior cycle's winners. Our charge is to invest in the new performers while adhering to our long-term perspective and diversification discipline.

While better financial sector performance is typically a precursor to improving market conditions, a U.S. dollar weakening against foreign currencies has traditionally favored a rotation back to multinational, large-cap growth companies. Given the highly emotional market, more attractive opportunities in our style appear to be developing. We believe that stocks are in the throes of testing last September's terror-induced low; more constructive times we believe lie ahead. We anticipate that market volatility will remain high; stock selection, investment quality and diversification will likely be the keys to good performance.

Baird Horizon Growth Fund Investment Management Team

Robinson Bosworth III, Managing Director and Senior Portfolio Manager
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager David W. Bowman, CFA, Senior Vice President and Senior Portfolio Manager Joel D. Vrabel, CFA, Senior Vice President and Senior Portfolio Manager




--------------------------------------------------------------------------------
      Baird Horizon Growth Fund

A June 30, 2002 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's 500 Index (the "S&P 500 Index") is shown below.

Top 10 Holdings*                            Equity Sector Analysis**
                                                 [GRAPH]         Horizon     S&P
Fifth Third                          4.6%                        Growth      500

American International Group         4.4%   Telecommunication         0   0.0414
Medtronic                            4.2%   Information           0.171    0.139
Wal-Mart Stores                      3.9%   Healthcare            0.205    0.137
Kimberly-Clark                       3.6%   Utilities                 0    0.076
Fiserv                               3.6%   Consumer Discretion   0.151    0.136
Wells Fargo                          3.6%
Kohl's                               3.5%
Johnson & Johnson                    3.3%
Automatic Data Processing            3.2%

Net Assets:                   $43,376,162
Portfolio Turnover Ratio:          10.66%
Number of Equity Holdings:             38

Portfolio Expense Ratio:
INSTITUTIONAL CLASS:                0.75%
INVESTOR CLASS:                     1.00% ***

* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.
**   As of 6/30/02, based on equity sector values. *** Includes 0.25% 12b-1 fee.

Annualized Total Returns
--------------------------------------------------------------------------------
                                                                    Since
For the Period Ending June 30, 2002                     One Year  Inception(1)
--------------------------------------------------------------------------------
Baird Horizon Growth Fund - Institutional Class Shares  -18.57%     -17.90%
Baird Horizon Growth Fund - Investor Class Shares       -18.69%     -18.09%
S&P 500 Index(2)                                        -17.99%     -18.10%
--------------------------------------------------------------------------------

(1) For the period September 29, 2000 (commencement of operations) to June 30, 2002.

(2) The S&P 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Baird Horizon Growth Fund

Schedule of Investments     June 30, 2002  (unaudited)
                                                                          Market
    Shares                                                                Value
--------------------------------------------------------------------------------
              COMMON STOCKS - 96.7%

              Air Freight & Couriers - 1.5%
  10,325      United Parcel Service, Inc. - Class B                   $ 637,569
                                                                  --------------

              Banks - 8.1%
  29,650      Fifth Third Bancorp                                     1,976,172
  30,900      Wells Fargo & Company                                   1,546,854
                                                                  --------------
                                                                       3,523,026
                                                                  --------------
              Biotechnology - 1.9%
  19,800      Amgen, Inc.*                                              829,224
                                                                  --------------

              Commercial Services & Supplies - 10.6%
  32,000      Automatic Data Processing, Inc.                         1,393,600
  23,000      Cintas Corporation                                      1,136,890
  42,350      Fiserv, Inc.*                                           1,554,668
  16,800      Paychex, Inc.                                             525,672
                                                                  --------------
                                                                       4,610,830
                                                                  --------------

              Communications Equipment - 1.6%
  50,000      Cisco Systems, Inc.*                                      697,500
                                                                  --------------

              Computers & Peripherals - 2.7%
  11,000      International Business Machines Corporation               792,000
  78,025      Sun Microsystems, Inc.*                                   390,905
                                                                  --------------
                                                                       1,182,905
                                                                  --------------
              Diversified Financials - 5.4%
  29,000      Citigroup, Inc.                                         1,123,750
  26,825      State Street Corporation                                1,199,077
                                                                  --------------
                                                                       2,322,827
                                                                  --------------
              Electrical Equipment - 4.5%
  19,800      Emerson Electric Company                                1,059,498
  31,800      Molex, Inc. - Class A                                     872,274
                                                                  --------------
                                                                       1,931,772
                                                                  --------------
              Electronic Equipment & Instruments - 1.8%
  55,000      Nokia Oyj-ADR  f                                          796,400
                                                                  --------------

              Food & Drug Retailing - 4.5%
  31,075      Sysco Corporation                                         845,862
  29,000      Walgreen Company                                        1,120,270
                                                                  --------------
                                                                       1,966,132
                                                                  --------------
              Health Care Equipment & Supplies - 4.2%
  42,075      Medtronic, Inc.                                         1,802,914
                                                                  --------------

                                                                          Market
Shares                                                             Value
--------------------------------------------------------------------------------
              COMMON STOCKS - 96.7% (cont.)
              Health Care Providers & Services  2.8%
  19,400      Cardinal Health, Inc.                                 $ 1,191,354
                                                                  --------------

              Household Products - 3.7%
  25,500      Kimberly-Clark Corporation                              1,581,000
                                                                  --------------

              Industrial Conglomerates - 3.0%
  45,000      General Electric Company                                1,307,250
                                                                  --------------

              Information Technology Consulting & Services - 1.6%
  18,500      Electronic Data Systems Corporation                       687,275
                                                                  --------------

              Insurance - 4.4%
  28,000      American International Group, Inc.                      1,910,440
                                                                  --------------

              Media - 1.2%
  10,425      New York Times Company - Class A                          536,888
                                                                  --------------

              Multiline Retail - 7.4%
  21,650      Kohl's Corporation*                                     1,517,232
  30,500      Wal-Mart Stores, Inc.                                   1,677,805
                                                                  --------------
                                                                       3,195,037
                                                                  --------------
              Pharmaceuticals - 11.0%
  20,300      Eli Lilly and Company                                   1,144,920
  27,450      Johnson & Johnson                                       1,434,537
  21,725      Merck & Company, Inc.                                   1,100,154
  31,500      Pfizer, Inc.                                            1,102,500
                                                                  --------------
                                                                       4,782,111
                                                                  --------------
              Semiconductor Equipment & Products - 4.5%
  33,000      Applied Materials, Inc.*                                  627,660
  39,000      Intel Corporation                                         712,530
  26,000      Texas Instruments, Inc.                                   616,200
                                                                  --------------
                                                                       1,956,390
                                                                  --------------
              Software - 4.3%
  23,175      Microsoft Corporation*                                  1,267,673
  62,900      Oracle Corporation*                                       595,663
                                                                  --------------
                                                                       1,863,336
                                                                  --------------
              Specialty Retail - 6.0%
  37,500      Best Buy Company, Inc.*                                 1,361,250
  34,000      Home Depot, Inc.                                        1,248,820
                                                                  --------------
                                                                       2,610,070
                                                                  --------------

              Total Common Stocks (Cost $49,511,437)               $ 41,922,250
                                                                  --------------


Principal                                                             Market
Amount                                                                Value
--------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS - 3.3%
              Variable Rate Demand Notes# - 3.3%
$916,868      American Family Financial Services, Inc., 1.46%         $ 916,868
 183,840      Wisconsin Corporation Central Credit Union, 1.51%         183,840
 354,313      Wisconsin Electric Power Company, 1.46%                   354,313
                                                                  --------------

              Total Short-Term Investments (Cost $1,455,021)          1,455,021
                                                                  --------------

              Total Investments (Cost $50,966,458)  100.0%           43,377,271
                                                                  --------------

              Liabilities, Less Other Assets  (0.0)%                     (1,109)
                                                                  --------------

              TOTAL NET ASSETS  100.0%                             $ 43,376,162
                                                                  ==============


              ADR - American Depository Receipt
              * Non Income Producing
              f  Foreign
              # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.



Baird MidCap Fund
--------------------------------------------------------------------------------
June 30, 2002

The first half of 2002 was marked by continued pressure on the equity markets resulting from questionable accounting, deteriorating balance sheets, corporate governance concerns and further reductions in corporate spending and profits. Estimated earnings for both the current and next calendar years were steadily ratcheted down during the period. The bright spot in the economy remained the consumer, who, despite enduring rising levels of unemployment, continued to spend at steady levels.

While we remained true to our disciplines of diversification, quality and long term ownership, the economic and market environment caused us to subtly shift the makeup of the fund during the period. The ongoing pressure on business capital spending caused us to reduce our exposure to cyclical shares in technology and other sectors. The reduced spending affected the intermediate-term ability of some companies to service their debt, causing us to eliminate those companies with worsening balance sheets. An improvement in the visibility of corporate profits, now expected to be delayed until late in 2002 or early 2003, will cause us to re-examine those types of companies.

The strength of the consumer sector resulted in additional positions being added during the first half of the year. The defensive characteristics of those companies - including recurring revenues, stable profit margins, and relatively simple business plans - are being well received by the market. Companies in the retailing, food, and restaurant sectors were added to the fund.

Additionally, exposure to the healthcare sector was increased during the first six months of the year. That area of the economy also possesses defensive characteristics, as well as strong secular growth. Companies involved in diagnostic testing, specialty pharmaceutical distribution and medical devices were introduced to the fund.

Though this has been a very challenging environment for investing, we continue to find new opportunities. Our focus on investing, in a risk-controlled manner, in quality growth companies has assisted us in weathering the current economic storm. As low interest rates, very modest levels of inflation and improved investor and business sentiment continue to take hold, we believe that the fund is well positioned for an anticipated eventual improvement in share prices.

Baird MidCap Fund Investment Management Team
J. Bary Morgan, CFA, Managing Director and Senior Portfolio Manager
Charles F. Severson, CFA, Senior Vice President and Senior Portfolio Manager


Baird MidCap Fund

A June 30, 2002 summary of the Fund's top 10 holdings and equity sector analysis compared to the Standard & Poor's MidCap 400 Index (the "S&P MidCap 400 Index") is shown below.

Top 10 Holdings*                          Equity Sector Analysis**

Bed Bath & Beyond                4.0%                           MidCap  S&P 500
Midcap SPDR Trust                3.8%  Consumer Discretionary        0   0.0701
Michaels Stores                  3.3%        Consumer Staples        0    0.006
Zebra Technologies               3.2%                  Energy        0   0.0485
Arthur J. Gallagher              3.1%              Financials   0.1814   0.1505
Accredo Health                   3.1%             Health Care   0.2324    0.134
Patterson Dental                 3.1%             Industrials    0.181    0.122
Performance Food Group           3.0%               Materials    0.178    0.194
Electronic Arts                  3.0%  Information Technology        0    0.063
TCF Financial                    2.9%      Telecommunications    0.056    0.059
                                                    Utilities    0.171     0153
Net Assets:               $14,937,222
Portfolio Turnover Ratio:      22.13%
Number of Equity Holdings:         39

Portfolio Expense Ratio:
INSTITUTIONAL CLASS:            1.25%
INVESTOR CLASS:                 1.50% ***

* The Fund's portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.

**   As of 6/30/02, based on equity sector values. *** Includes 0.25% 12b-1 fee.

Annualized Total Returns
--------------------------------------------------------------------------------

For the Period Ending June 30, 2002            One Year       Since Inception(1)
--------------------------------------------------------------------------------
Baird MidCap Fund - Institutional Class Shares     -9.06%       -10.05%
Baird MidCap Fund - Investor Class Shares          -9.18%       -10.19%
S&P MidCap 400 Index(2)                            -4.72%        -3.75%
--------------------------------------------------------------------------------

(1) For the period December 29, 2000 (commencement of operations) to June 30, 2002.

(2) The S&P MidCap 400 Index is an unmanaged capital-weighted index, representing the aggregate market value of the common equity of 400 stocks chosen by Standard & Poor's with a median capitalization of approximately $1.7 billion. A direct investment in an index is not possible.

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                                                          Market
 Shares                                                                  Value
-------------------------------------------------------------------------------
             COMMON STOCKS - 96.2%

             Automobiles - 1.4%
  4,002      Harley-Davidson, Inc.                                   $ 205,183
                                                                ---------------

             Automobile Components - 2.6%
 13,982      Gentex Corporation*                                       384,086
                                                                ---------------

             Banks - 8.5%
 11,464      Charter One Financial, Inc.                               394,132
 13,036      Investors Financial Services Corporation                  437,228
  8,908      TCF Financial Corporation                                 437,383
                                                                ---------------
                                                                       1,268,743
                                                                ---------------
             Commercial Services & Supplies - 16.5%
  9,736      Apollo Group, Inc.*                                       383,793
 11,198      BISYS Group, Inc.*                                        372,893
  8,457      Career Education Corporation*                             380,565
  6,548      Cintas Corporation                                        323,668
  9,063      Concord EFS, Inc.*                                        273,159
 12,215      Paychex, Inc.                                             382,207
 14,961      Robert Half International, Inc.*                          348,591
                                                                ---------------
                                                                       2,464,876
                                                                ---------------

             Diversified Financials - 8.7%
 10,946      Eaton Vance Corporation                                   341,515
  7,735      Legg Mason, Inc.                                          381,645
  6,368      MidCap SPDR Trust Series 1                                570,254
                                                                ---------------
                                                                       1,293,414
                                                                ---------------
             Electrical Equipment - 2.8%
 15,467      Molex, Inc. - Class A                                     424,260
                                                                ---------------

             Electronic Equipment & Instruments - 3.6%
 14,011      Jabil Circuit, Inc.*                                      295,772
 13,349      Plexus Corporation*                                       241,617
                                                                ---------------
                                                                         537,389
                                                                ---------------

             Food & Drug Retailing - 5.2%
 13,381      Performance Food Group Company*                           453,081
  6,703      Whole Foods Market, Inc.*                                 323,219
                                                                ---------------
                                                                         776,300
                                                                ---------------
                                                                          Market
 Shares                                                                  Value
-------------------------------------------------------------------------------
             COMMON STOCKS  - 96.2% (cont.)

             Health Care Equipment & Supplies - 2.0%
  7,452      Varian Medical Systems, Inc.*                           $ 302,179
                                                                ---------------

             Health Care Providers & Services - 8.3%
 10,144      Accredo Health, Inc.*                                     468,044
  6,874      Laboratory Corporation of America Holdings*               313,798
  9,091      Patterson Dental Company*                                 457,550
                                                                ---------------
                                                                       1,239,392
                                                                ---------------
             Hotels, Restaurants & Leisure - 2.3%
  8,435      Wendy's International, Inc.                               335,966
                                                                ---------------

             Information Technology Consulting & Services - 1.8%
 10,281      SunGard Data Systems, Inc.*                               272,241
                                                                ---------------

             Insurance - 3.1%
 13,531      Arthur J. Gallagher & Company                             468,849
                                                                ---------------

             Machinery - 2.0%
  4,609      Danaher Corporation                                       305,807
                                                                ---------------

             Office Electronics - 3.2%
  9,919      Zebra Technologies Corporation - Class A*                 478,294
                                                                ---------------

             Pharmaceuticals - 6.4%
  8,565      Charles River Laboratories International, Inc.*           300,203
  5,413      Forest Laboratories, Inc. - Class A*                      383,240
 12,487      King Pharmaceuticals, Inc.*                               277,836
                                                                ---------------
                                                                         961,279
                                                                ---------------
             Semiconductor Equipment & Products - 5.1%
  4,875      International Rectifier Corporation*                      142,106
 15,703      Microchip Technology, Inc.*                               430,733
  5,387      Novellus Systems, Inc.*                                   183,158
                                                                ---------------
                                                                         755,997
                                                                ---------------
             Software - 3.0%
  6,814      Electronic Arts, Inc.*                                    450,065
                                                                ---------------

             Specialty Retail - 9.7%
 15,739      Bed Bath & Beyond, Inc.*                                  593,990
  7,565      CDW Computer Centers, Inc.*                               354,118
 12,654      Michaels Stores, Inc.*                                    493,506
                                                                ---------------
                                                                       1,441,614
                                                                ---------------

             Total Common Stocks (Cost $13,811,597)               $ 14,365,934
                                                                ---------------


incipal                                                                 Market
 Amount                                                                  Value
-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 4.3%

             Variable Rate Demand Notes# - 4.3%
$123,740      American Family Financial Services, Inc., 1.46%        $ 123,740
 339,112      Wisconsin Corporation Central Credit Union, 1.51%        339,112
 175,746      Wisconsin Electric Power Company, 1.46%                  175,746
                                                                ---------------

             Total Short-Term Investments (Cost $638,598)              638,598
                                                                ---------------

             Total Investments (Cost $14,450,195)  100.5%           15,004,532
                                                                ---------------

             Liabilities, Less Other Assets  (0.5%)                    (67,310)
                                                                ---------------

             TOTAL NET ASSETS  100.0%                             $ 14,937,222
                                                                ===============

             * Non Income Producing
             # Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2002.


Baird Funds, Inc.
Statements of Assets and Liabilities     June 30, 2002  (unaudited)



                                                      Baird Horizon     Baird MidCap
                                                       Growth Fund          Fund
                                                      ---------------------------------
ASSETS:
    Investments, at value                               $ 43,377,271    $ 15,004,532
        (cost $50,966,458, $14,450,195, respectively)
    Dividends receivable                                      44,390           3,282
    Interest receivable                                        1,186             926
    Receivable for fund shares sold                              607          25,883
    Other assets                                               5,307           5,220
                                                      ---------------  --------------
    Total assets                                          43,428,761      15,039,843
                                                      ---------------  --------------

LIABILITIES:
    Payable for fund shares purchased                            500               -
    Payable to Advisor and Distributor                        32,081          19,658
    Accrued expenses and other liabilities                    20,018          82,963
                                                      ---------------  --------------
    Total liabilities                                         52,599         102,621
                                                      ---------------  --------------
NET ASSETS                                                43,376,162      14,937,222
                                                      ===============  ==============

NET ASSETS CONSIST OF:
    Capital stock                                       $ 54,570,742    $ 16,701,145
    Accumulated undistributed net
        investment income                                     34,352               -
    Accumulated net realized loss
        on investments sold                               (3,639,745)     (2,318,260)
    Net unrealized appreciation (depreciation)
        on investments                                    (7,589,187)        554,337
                                                      ---------------  --------------
NET ASSETS                                              $ 43,376,162    $ 14,937,222
                                                      ===============  ==============

INSTITUTIONAL CLASS SHARES
    Net Assets                                          $ 42,791,927    $ 14,050,464
    Shares outstanding
      ($0.01 par value, unlimited shares authorized)       6,053,330       1,647,501
    Net asset value, offering and
        redemption price per share                            $ 7.07          $ 8.53
                                                      ===============  ==============

INVESTOR CLASS SHARES
    Net Assets                                             $ 584,235       $ 886,758
    Shares outstanding
      ($0.01 par value, unlimited shares authorized)          82,919         104,251
    Net asset value, offering and
      redemption price per share                              $ 7.05          $ 8.51
                                                      ===============  ==============


Baird Funds, Inc.
Statements of Operations       Six months ended June 30, 2002  (unaudited)




                                                         Baird Horizon     Baird
                                                         Growth Fund   MidCap Fund
                                                         ---------------------------
INVESTMENT INCOME:
      Dividends                                             $ 214,077      $ 22,388
      Interest income                                           8,270         6,160
                                                         ------------- -------------
      Total investment income                                 222,347        28,548
                                                         ------------- -------------

EXPENSES:
      Investment advisory fees                                162,295        56,059
      Administration fees                                      18,100        18,100
      Fund accounting fees                                     15,385        15,385
      Shareholder servicing fees                               13,756        13,756
      Professional fees                                        11,765        12,670
      Federal and state registration                            7,059         7,421
      Custody fees                                              3,620         3,620
      Miscellaneous                                             2,534         2,534
      Directors fees                                            1,448         3,258
      Reports to shareholders                                     362         1,267
      Distribution fees - Investor Class Shares                   813         1,214
                                                         ------------- -------------
                                                              237,137       135,284
      Expense reimbursement by Advisor                        (49,061)      (40,639)
                                                         ------------- -------------
      Total expenses                                          188,076        94,645

                                                         ------------- -------------
NET INVESTMENT INCOME (LOSS)                                   34,271       (66,097)
                                                         ------------- -------------

REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS:
      Realized loss on investments                         (3,475,179)   (1,104,071)
      Change in unrealized appreciation (depreciation)
      on investments                                       (6,189,287)      175,103

                                                         ------------- -------------
      Net realized and unrealized loss on investments      (9,664,466)     (928,968)
                                                         ------------- -------------
NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                    $ (9,630,195)   $ (995,065)
                                                         ============= =============

Baird Funds, Inc.
Statements of Changes in Net Assets



                                                                 Baird Horizon Growth Fund
                                                             -------------------------------
                                                              Six months ended  Year Ended
                                                               June 30, 2002   December 31,
                                                                (unaudited)        2001
                                                             -------------------------------

OPERATIONS:
     Net investment income                                      $  34,271       $    43,298
     Net realized loss on investments                          (3,475,179)         (102,969)
     Change in unrealized appreciation (depreciation)
        on investments                                         (6,189,287)       (1,055,970)
                                                             -------------------------------
     Net decrease in net assets resulting from operations      (9,630,195)       (1,115,641)
                                                             -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                  3,516,048        46,632,395
     Shares issued to holders in reinvestment of dividends              -            43,050
     Cost of shares redeemed                                   (2,571,890)       (3,120,013)
                                                             -------------------------------
     Net increase in net assets resulting from
       capital share transactions                                 944,158        43,555,432
                                                             -------------------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                         -           (43,217)
     From realized gains                                                -                 -
                                                             -------------------------------
                                                                        -           (43,217)
                                                             -------------------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                         -                 -
     From realized gains                                                -                 -
                                                             -------------------------------
                                                                        -                 -
                                                             -------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        (8,686,037)       42,396,574

NET ASSETS:
     Beginning of period                                       52,062,199         9,665,625
                                                             -------------------------------
     End of period (including net investment
        income of $34,352 and $81, respectively              $ 43,376,162      $ 52,062,199
                                                             ===============================



Baird Funds, Inc.
Statements of Changes in Net Assets

                                                                    Baird MidCap Fund
                                                             -------------------------------
                                                              Six months ended  Year Ended
                                                               June 30, 2002   December 31,
                                                                (unaudited)        2001
                                                             -------------------------------

OPERATIONS:
     Net investment loss                                        $ (66,097)        $ (85,566)
     Net realized loss on investments                          (1,104,071)       (1,214,189)
     Change in unrealized appreciation (depreciation)
        on investments                                            175,103           625,190
                                                             -------------------------------
     Net decrease in net assets resulting from operations        (995,065)         (674,565)
                                                             -------------------------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares sold                                  3,237,257         7,391,961
     Shares issued to holders in reinvestment of dividends              -                 -
     Cost of shares redeemed                                   (1,404,900)         (470,704)
                                                             -------------------------------
     Net increase in net assets resulting from
       capital share transactions                               1,832,357         6,921,257
                                                             -------------------------------

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS:
     From net investment income                                         -                 -
     From realized gains                                                -                 -
                                                             -------------------------------
                                                                        -                 -
                                                             -------------------------------

DISTRIBUTIONS TO INVESTOR CLASS SHAREHOLDERS:
     From net investment income                                         -                 -
     From realized gains                                                -                 -
                                                             -------------------------------
                                                                        -                 -
                                                             -------------------------------

TOTAL INCREASE IN NET ASSETS                                      837,292         6,246,692

NET ASSETS:
     Beginning of period                                       14,099,930         7,853,238
                                                             -------------------------------
     End of period                                           $ 14,937,222      $ 14,099,930
                                                             ===============================

Baird Funds, Inc.
Financial Highlights


                                                                Baird Horizon Growth Fund
                                                      -------------------------------------------------------
                                                     Institutional                         Institutional
                                                     Class Shares      Institutional       Class Shares
                                                   Six months ended    Class Shares     September 29, 2000 (1)
                                                     June 30, 2002      Year Ended            through
                                                      (unaudited)    December 31, 2001   December 31, 2000
                                                     -------------   ----------------------------------
Per Share Data:

     Net asset value, beginning of period                   $8.63            $9.58              $10.00
                                                     -------------   --------------  ------------------

Income from investment operations:
     Net investment income                                   0.00             0.01                0.00
     Net realized and unrealized losses on investment       (1.56)           (0.95)              (0.42)
                                                     -------------   --------------  ------------------
     Total from investment operations                       (1.56)           (0.94)              (0.42)
                                                     -------------   --------------  ------------------

Less distributions:
     Dividends from net investment income                    0.00            (0.01)              (0.00)
     Distributions from net realized gains                   0.00             0.00               (0.00)(2)
                                                     -------------   --------------  ------------------
     Total distributions                                     0.00            (0.01)              (0.00)
                                                     -------------   --------------  ------------------

Net asset value, end of period                              $7.07            $8.63               $9.58
                                                     =============   ==============  ==================

Total return                                              (18.08%)(3)        (9.84%)             (4.15%)(3)

Supplemental data and ratios:
     Net assets, end of period                        $42,791,927      $51,446,666          $9,623,337
     Ratio of expenses to average net assets (5)             0.75% (4)        0.75%               0.85% (4)
     Ratio of net investment income to
        average net assets (5)                               0.14% (4)        0.12%               0.13% (4)
     Portfolio turnover rate (6)                            10.66%            9.00%               4.38%

(1)  Commencement of operations.
(2)  Amount of dividends and distributions paid is less than $0.01.
(3)  Not annualized.
(4)  Annualized.
(5) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2002, December 31, 2001 and December 31, 2000 would have been 0.95%, 1.06% and 2.94%, respectively; and the ratios of net investment income (loss) to average net assets would have been (0.06%), (0.19%) and (1.97%), respectively.
(6) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Baird Funds, Inc.
Financial Highlights




                                                                        Baird Horizon Growth Fund
                                                      -------------------------------------------------------
                                                       Investor                           Investor
                                                     Class Shares      Investor         Class Shares
                                                   Six months ended  Class Shares    September 29, 2000(1)
                                                    June 30, 2002     Year Ended           through
                                                     (unaudited)    December 31, 2001  December 31, 2000
                                                      -------------  ----------------------------------------

Per Share Data:

     Net asset value, beginning of period                    $8.61          $9.57        $10.00
                                                      -------------  -------------  ------------

Income from investment operations:
     Net investment loss                                      0.00 (2)      (0.01)         0.00
     Net realized and unrealized losses on investments       (1.56)         (0.95)        (0.43)
                                                      -------------  -------------  ------------
     Total from investment operations                        (1.56)         (0.96)        (0.43)
                                                      -------------  -------------  ------------

Less distributions:
     Dividends from net investment income                     0.00           0.00          0.00
     Distributions from net realized gains                    0.00           0.00         (0.00)(3)
                                                      -------------  -------------  ------------
     Total distributions                                      0.00           0.00         (0.00)
                                                      -------------  -------------  ------------

Net asset value, end of period                               $7.05          $8.61         $9.57
                                                      =============  =============  ============

Total return                                                (18.12%)(4)    (10.03%)       (4.28%)(4)

Supplemental data and ratios:
     Net assets, end of period                            $584,235       $615,533       $42,288
     Ratio of expenses to average net assets (6)              1.00% (5)      1.00%         1.10% (5)
     Ratio of net investment loss to average net assets (6)  (0.11%)(5)     (0.13%)       (0.12%)(5)
     Portfolio turnover rate (7)                             10.66%          9.00%         4.38%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount of dividends and distributions paid is less than $0.01.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2002, December 31, 2001 and December 31, 2000 would have been 1.20%, 1.31% and 3.19%, respectively; and the ratios of net investment loss to average net assets would have been (0.31%), (0.44%) and (2.22%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Baird Funds, Inc.
Financial Highlights



                                                                 Baird MidCap Fund
                                                ---------------------------------------------------
                                                 Institutional                      Institutional
                                                 Class Shares    Institutional      Class Shares
                                               Six months Ended  Class Shares    December 29, 2000 (1)
                                                June 30, 2002     Year Ended           through
                                                 (unaudited)    December 31, 2001  December 31, 2000
                                                --------------  -----------------------------------

Per Share Data:

     Net asset value, beginning of period               $9.11            $9.70              $10.00
                                                --------------  ---------------  ------------------

Income from investment operations:
     Net investment loss                                (0.04)(2)        (0.06)(2)           (0.00)(3)
     Net realized and unrealized losses on investments  (0.54)           (0.53)              (0.30)
                                                --------------  ---------------  ------------------
     Total from investment operations                   (0.58)           (0.59)              (0.30)
                                                --------------  ---------------  ------------------

Less distributions:
     Dividends from net investment income                0.00             0.00                0.00
     Distributions from net realized gains               0.00             0.00                0.00
                                                --------------  ---------------  ------------------
     Total distributions                                 0.00             0.00                0.00
                                                --------------  ---------------  ------------------

Net asset value, end of period                          $8.53            $9.11               $9.70
                                                ==============  ===============  ==================

Total return                                            (6.37%)(4)       (6.08%)             (3.00%)(4)

Supplemental data and ratios:
     Net assets, end of period                    $14,050,464      $13,049,574          $7,853,228
     Ratio of expenses to average net assets (6)         1.25% (5)        1.25%               1.25% (5)
     Ratio of net investment loss to average
       net assets(6)                                    (0.87%)(5)       (0.67%)             (1.25%)(5)
     Portfolio turnover rate (7)                        22.13%           73.62%                  0%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3) Net investment loss per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
(4)  Not annualized.
(5)  Annualized.
(6) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2002, December 31, 2001 and December 31, 2000 would have been 1.79%, 2.06% and 2.78%, respectively; and the ratios of net investment loss to average net assets would have been (1.41%), (1.48%) and (2.78%), respectively.
(7) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Baird Funds, Inc.
Financial Highlights

                                                                   Baird MidCap Fund
                                                 ------------------------------------------------------
                                                    Investor                             Investor
                                                   Class Shares       Investor          Class Shares
                                                 Six months Ended   Class Shares     December 29, 2000 (1)
                                                  June 30, 2002      Year Ended           through
                                                   (unaudited)    December 31, 2001  December 31, 2000
                                                 ------------------------------------------------------

Per Share Data:

    Net asset value, beginning of period                   $9.09            $9.70               $10.00
                                                 ----------------  ---------------   ------------------

Income from investment operations:
    Net investment loss                                    (0.04)(2)        (0.08)(2)            (0.00)(3)
    Net realized and unrealized losses on investments      (0.54)(4)        (0.53)               (0.30)
                                                 ----------------  ---------------   ------------------
    Total from investment operations                       (0.58)           (0.61)               (0.30)
                                                 ----------------  ---------------   ------------------

Less distributions:
    Dividends from net investment income                    0.00             0.00                 0.00
    Distributions from net realized gains                   0.00             0.00                 0.00
                                                 ----------------  ---------------   ------------------
    Total distributions                                     0.00             0.00                 0.00
                                                 ----------------  ---------------   ------------------

Net asset value, end of period                             $8.51            $9.09                $9.70
                                                 ================  ===============   ==================

Total return                                               (6.38%)(5)       (6.29%)              (3.00%)(5)

Supplemental data and ratios:
    Net assets, end of period                           $886,758       $1,050,356                  $10
    Ratio of expenses to average net assets (7)             1.50% (6)        1.50%                1.50% (6)
    Ratio of net investment loss to average net assets (7) (1.12%)(6)       (0.92%)              (1.50%)(6)
    Portfolio turnover rate (8)                            22.13%           73.62%                   0%

(1)  Commencement of operations.
(2)  Calculated using average shares outstanding during the period.
(3)  Amount of net investment loss is less than $0.01
(4) The amount shown may not correlate with the aggregate gains and losses or portfolio securities due to timing of subscriptions and redemptions of Fund shares.
(5)  Not annualized.
(6)  Annualized.
(7) Without fees waived, ratios of net expenses to average net assets for the periods ended June 30, 2002, December 31, 2001 and December 31, 2000 would have been 2.04%, 2.31% and 3.03%, respectively; and the ratios of net investment loss to average net assets would have been(1.66%), (1.73%) and (3.03%), respectively.
(8) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Baird Funds, Inc.


Notes to the Financial Statements           June 30, 2002          (unaudited)

1.       ORGANIZATION

Baird Funds, Inc. (the "Corporation") was incorporated on June 9, 2000 as a Wisconsin Corporation and is registered as an open-end management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The accompanying financial statements include the Baird Horizon Growth Fund and the Baird MidCap Fund (each a "Fund" and collectively the "Funds"), two of the seven portfolios comprising the Corporation and each a diversified fund. Pursuant to the 1940 Act, the Funds are "diversified" series of the Corporation. The Baird Short-Term Bond Fund is not presently being offered to investors. The investment objectives of the Baird Horizon Growth Fund and Baird MidCap Fund are set forth below.

The Baird Horizon Growth Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The investment objective of the Baird Horizon Growth Fund is to seek long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The investment objective of the Baird MidCap Fund is to seek long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Funds have issued two classes of shares: Institutional Class Shares and Investor Class Shares. The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.

On June 30, 2002, one shareholder related to the investment advisor held approximately 95% of the Institutional Class Shares of the Baird Horizon Growth Fund and one shareholder related to the investment advisor held approximately 84% of the Institutional Class Shares of the Baird MidCap Fund.

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks that are listed on a securities exchange or quoted on the NASDAQ are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. If such securities were not traded on the valuation date they are valued at the average of the current bid and asked price. Unlisted equity securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid price. Investments in open-end mutual funds are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Directors.

b) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

c) Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

2.    SIGNIFICANT ACCOUNTING POLICIES (cont.)

d) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

e) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.


3.          CAPITAL SHARE TRANSACTIONS

The following table summarizes the capital share transactions of each Fund:

BAIRD HORIZON GROWTH FUND

                                      Period Ended
                                     June 30, 2002
                               ---------------------------
Institutional Class Shares           $          Shares
                               -------------- ------------
Shares sold                       $3,415,438      407,345
Shares redeemed                  (2,566,890)    (316,399)
                                              ------------
                               --------------
Net Increase                        $848,548       90,946
                               ==============
Shares Outstanding:
    Beginning of period                         5,962,384
                                              ------------
    End of period                               6,053,330
                                              ============

                                    Period Ended
                                   June 30, 2002
                             ---------------------------
 Investor Class Shares           $            Shares
                            -------------  -------------
 Shares sold                   $ 100,610         12,069
 Shares redeemed                 (5,000)          (633)
                                           -------------
                            -------------
 Net Increase                    $95,610         11,436
                            =============
 Shares Outstanding:
     Beginning of period                         71,483
                                           -------------
     End of period                               82,919
                                           =============


                                       Year Ended
                                   December 31, 2001
                               ---------------------------
Institutional Class Shares           $          Shares
                               -------------- ------------
Shares sold                      $45,980,909    5,307,689
Shares issued through
reinvestment of dividends
                               43,050         4,966
Shares redeemed                  (3,062,539)    (354,886)
                                              ------------
                               --------------
Net Increase                     $42,961,420    4,957,769
                               ==============
Shares Outstanding:
    Beginning of period                         1,004,615
                                              ------------
    End of period                               5,962,384
                                              ============

                                     Year Ended
                                 December 31, 2001
                             ---------------------------
Investor Class Shares             $           Shares
                             ------------  -------------
Shares sold                    $ 651,486         73,638
Shares issued through
reinvestment of
dividends                              -              -
Shares redeemed                 (57,474)        (6,576)
                                           -------------
                             ------------
Net Increase                   $ 594,012         67,062
                             ============
Shares Outstanding:
    Beginning of period                           4,421
                                           -------------
    End of period                                71,483
                                           =============


3.     CAPITAL SHARE TRANSACTIONS (cont.)

BAIRD MIDCAP FUND

                                      Period Ended
                                      June 30, 2002
                              ------------------------------
Institutional Class Shares          $             Shares
                              --------------   -------------
Shares sold                      $3,214,543         355,725

Shares redeemed                 (1,282,182)       (141,386)
                                               -------------
                              --------------
Net Increase                     $1,932,361         214,339

                              ==============
Shares Outstanding:
    Beginning of period                           1,433,162
                                               -------------
    End of period                                 1,647,501
                                               =============

                                  Period Ended
                                 June 30, 2002
                           ---------------------------
Investor Class Shares           $           Shares
                           ------------  -------------
Shares sold                  $                  2,522
                           22,714
Shares redeemed              (122,718)       (13,792)
                                         -------------
                           ------------
Net Decrease                 $               (11,270)
                             (100,004)
                           ============
Shares Outstanding:
    Beginning of period                       115,521
                                         -------------
    End of period                             104,251
                                         =============


                                       Year Ended
                                    December 31, 2001
                              ------------------------------
Institutional Class Shares          $             Shares
                              --------------   -------------
Shares sold                      $6,313,459         676,225

Shares redeemed                   (461,284)        (53,062)
                                               -------------
                              --------------
Net Increase                     $5,852,175         623,163

                              ==============
Shares Outstanding:
    Beginning of period                             809,999
                                               -------------
    End of period                                 1,433,162
                                               =============

                                   Year Ended
                               December 31, 2001
                           ---------------------------
Investor Class Shares           $           Shares
                           ------------  -------------
Shares sold                          $        116,720
                             1,078,502
Shares redeemed                (9,420)        (1,200)
                                         -------------
                           ------------
Net Increase                 $                115,520
                             1,069,082
                           ============
Shares Outstanding:
    Beginning of period                             1
                                         -------------
    End of period                             115,521
                                         =============

4.            INVESTMENT TRANSACTIONS

During the period ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                Baird Horizon                Baird
                                 Growth Fund                MidCap Fund
Purchases:                      $   5,330,013              $   5,240,716
Sales:                          $   5,203,599              $   3,165,996

At June 30, 2002, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:


                                   Tax Basis     Tax Basis    Tax Basis Net
                      Cost for       Gross         Gross       Unrealized   Distributable  Distributable
                   Federal Income  Unrealized   Unrealized    Appreciation     Ordinary      Long-Term
                    Tax Purposes  Appreciation Depreciation  (Depreciation)     Income     Capital Gains

Baird Horizon        $50,966,458   $1,576,180   $9,165,367    ($7,589,187)     $34,352           -
Growth Fund
Baird MidCap Fund    $14,450,195   $1,605,546   $1,051,209      $ 554,337         -              -



4.        INVESTMENT TRANSACTIONS (cont.)

Undistributed income or net realized gains for financial statement purposes may differ from federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items for financial statement and tax purposes.

At June 30, 2002, the Baird Horizon Growth Fund and Baird MidCap Fund had accumulated net realized capital loss carryovers of $140,627 and $615,557, respectively that expire in 2009. To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

5.        INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with Robert W. Baird & Co. Incorporated (the "Advisor"). Pursuant to the advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird Horizon Growth Fund and 0.75% for the Baird MidCap Fund as applied to the respective Fund's average daily net assets. Certain officers of the Advisor are also officers of the Funds.

For the six  months  ended  June 30,  2002,  the  Advisor  agreed  to waive  its investment advisory fee and/or reimburse the Funds' operating expenses (exclusive of brokerage, interest, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts: Institutional Class Shares Investor Class Shares Baird Horizon Growth Fund 0.75% 1.00% Baird MidCap Fund 1.25% 1.50%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed. For the six months ended June 30, 2002, the Advisor reimbursed/absorbed $49,061 and $40,639 for the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2005. For the year ended December 31, 2001, the
Advisor reimbursed/absorbed $118,870 and $101,451 for the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2004. For the year ended December 31, 2000, the Advisor reimbursed/absorbed $50,141 and $986 for the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. During the period prior to commencement of operations, the Advisor absorbed $7,405 and $6,837 of organizational expenses of the Baird Horizon Growth Fund and Baird MidCap Fund, respectively. These reimbursed/absorbed expenses are subject to recovery by the Advisor until December 31, 2003.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the "Distributor") is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird Horizon Growth Fund and Baird MidCap Fund for the period ended June 30, 2002.


6.        DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

The Funds have adopted a distribution and shareholder service plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. The Plan allows the Funds to reimburse the Distributor for a portion of the costs incurred in distributing the Funds' Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate not to exceed 0.25% of the average daily net assets of the Funds' Investor Class Shares. The Baird Horizon Growth Fund and the Baird MidCap Fund incurred $813 and $1,214, respectively, in fees pursuant to the Plan for the period ended June 30, 2002.

                               BAIRD FUNDS, INC.

              c/o U.S. Bancorp Fund Services, LLC
                         P.O. Box 701
                Milwaukee, Wisconsin 53201-0701
                         1-866-44BAIRD

 -------------------------------------------------------------------------------

 Board of Directors                     Legal Counsel

 G. Frederick Kasten, Jr. (Chairman)    Godfrey & Kahn, S.C.
                                        780 North Water Street
 John W. Feldt                          Milwaukee, Wisconsin 53202
                                        ----------------------------------------
 George C. Kaiser
                                        Independent Auditors
 Stephen A. Roell
                                        PricewaterhouseCoopers LLP
 -------------------------------------  100 East Wisconsin Avenue, Suite 1500
                                        Milwaukee, Wisconsin  53202
 Investment Advisor
                                        ----------------------------------------
 Robert W. Baird & Co. Incorporated
 777 East Wisconsin Avenue              Distributor
 Milwaukee, Wisconsin 53202
                                        Robert W. Baird & Co. Incorporated
 -------------------------------------  777 East Wisconsin Avenue
                                        Milwaukee, Wisconsin 53202
 Administrator, Transfer Agent and
 Dividend-Disbursing Agent
                                        ----------------------------------------
 U.S. Bancorp Fund Services, LLC
 P.O. Box 701
 615 East Michigan Street
 Milwaukee, WI 53202

 -------------------------------------

 Custodian

 U.S. Bank, N.A.
 425 Walnut Street
 Cincinnati, OH 45202